                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410
                                   ---------------------------------------------

                              ING Prime Rate Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    7337 E. Doubletree Ranch Rd., Scottsdale, AZ                85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

          C T Corporation System, 101 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                   ----------------------------

Date of fiscal year end:  February 28
                        --------------------------
Date of reporting period: August 31, 2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT

AUGUST 31, 2003


ING PRIME RATE TRUST


[GRAPHIC]


[ING FUNDS LOGO]

                              ING Prime Rate Trust

                               SEMI-ANNUAL REPORT

                                 August 31, 2003


                                Table of Contents

Portfolio Managers' Report                                  2
Statistics and Performance                                  5
Additional Notes and Information                            8
Statement of Assets and Liabilities                         9
Statement of Operations                                    10
Statements of Changes in Net Assets                        11
Statement of Cash Flows                                    12
Financial Highlights                                       13
Notes to Financial Statements                              14
Portfolio of Investments                                   21
Shareholder Meeting Information                            38
Additional Information                                     39
Trustee and Officer Information                            40

                              ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.11 of common dividends during the second fiscal quarter ended August 31, 2003, which, based on the average month-end net asset value ("NAV") per share of $7.01, resulted in an annualized distribution rate of 5.98%.(1) Total return (based on NAV) for the quarter was 3.43%, versus a gross total return of 2.09% for the S&P/LSTA Loan Index, while total return for the six months ended August 31, 2003 was 7.52%. The Trust's common shares also continued to perform well during the quarter. Total return based on the market value of the Trust's common shares (assuming full dividend reinvestment) for the quarter was 7.54% and was 19.52% for the six months. The returns for the S&P 500 Index for the same time periods were 5.07% and 20.88% respectively.

MARKET/TRUST SPECIFIC DEVELOPMENT

The overall tone of the senior loan market continued to brighten during the quarter. Against the backdrop of an increasingly healthy macroeconomic picture and improving corporate earnings, the default rate on non-investment grade bank debt continued to decline, as evidenced by a 2.7% twelve-month lagging default rate at the end of August, as compared to 6.0% at the beginning of 2003. Further, many issuers that were struggling earlier in the year were able to take advantage of more receptive capital markets to improve their balance sheet and liquidity positions. The net effect has been a broad-based rally in loan prices and markedly improved investor sentiment.

Specific to the Trust, recent performance continues to be favorably impacted by three primary factors: 1) ongoing strength within sectors for which we have been increasing relative weightings; 2) further improvement in market prices for several of the Trust's larger holdings; and 3) continued decline in the number of existing non-performing assets. During the quarter, we increased our exposure to the Cable Television (10.5% of total assets at August 31, 2003, versus 8.6% at May 31, 2003) and Cellular Communications (8.3%, as compared to 7.4%) sectors. Both industry groups continue to display improving operating and credit trends, and renewed acceptance by -- and access to -- alternative capital markets. Buoyed largely by positive balance sheet developments at Charter Communications (3.2% of total assets as of August 31, 2003), each of the Trust's cable holdings gained ground during the quarter. The same can be said for the Trust's wireless positions, led by Nextel Communications (at 5.0% of total assets as of August 31, 2003, the single largest holding in the portfolio). We continue to monitor developments in both the cable and wireless sectors closely.

As a key component of our ongoing strategy, we remain focused on maintaining an appropriate level of diversification across both industry sector and issuer lines. During the quarter, the Trust's average amount outstanding per loan remained at roughly 0.3% of total loan assets, while the number of individual loans declined modestly, to 330 from 343, based largely on refinancing activities. As stated in prior reports, we continue to believe that adequate diversification represents the best line of defense against broad-based credit risk.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2003, the Trust had $484 million of leverage, consisting of $450 million of "Aaa(2)/AAA(3)" rated cumulative auction rate preferred shares, and $34 million outstanding under $415 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 33.2% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter end was 1.35%. While the use of leverage for investment purposes increases both investment opportunity and investment risk, we continue to deploy leverage only when it is in the best interest of the Trust's common shareholders.

OUTLOOK

Coming off the impressive turnaround in the secured loan market that commenced earlier in the year, we expect the balance of 2003 to be marked by relative stability. Clearly, given the rapid price appreciation experienced during the first half of the year, there generally remains minimal upside in existing loan prices. Nonetheless, near-term performance could be underpinned by continued improvement in credit and market conditions generally, and the continuation of a reasonably sanguine attitude on the part of loan investors. Moreover, the prospect of rising short-term rates in response to the now visible recovery in the U.S. economy bodes well for the performance of adjustable rate senior loans. As we move into the last part of 2003, we will continue to adhere to a disciplined investment strategy that seeks to maintain a high degree of diversification while attempting to take advantage of selective market opportunities.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                     /s/ Daniel A. Norman


Jeffrey A. Bakalar                         Daniel A. Norman
SENIOR VICE PRESIDENT                      SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER                CO-SENIOR PORTFOLIO MANAGER
AELTUS INVESTMENT MANAGEMENT, INC.         AELTUS INVESTMENT MANAGEMENT, INC.


ING Prime Rate Trust
October 15, 2003

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Obligations rated Aaa by Moody's are judged to be of the highest quality, with minimal credit risk.

3. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


INDEX DESCRIPTIONS

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry.

ALL INDICES ARE UNMANAGED. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

STATISTICS AND PERFORMANCE as of August 31, 2003

                            PORTFOLIO CHARACTERISTICS

     Net Assets                                                                       $    963,746,424
     Assets Invested in Senior Loans                                                  $  1,372,978,553
     Senior Loans Represented                                                                      330
     Average Amount Outstanding per Loan                                              $      4,160,541
     Industries Represented                                                                         36
     Average Loan Amount per Industry                                                 $     38,138,293
     Portfolio Turnover Rate                                                                        35%
     Weighted Average Days to Interest Rate Reset                                              50 days
     Average Loan Final Maturity                                                             51 months
     Total Leverage as a Percentage of Total Assets (including Preferred Shares)                  33.2%

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                                    NET ASSETS             TOTAL ASSETS
     Cable Television                                                 15.8%                   10.5%
     Cellular Communications                                          12.6%                    8.3%
     Healthcare, Education and Childcare                              10.9%                    7.2%
     Automotive                                                        9.3%                    6.2%
     Leisure, Amusement and Entertainment                              9.1%                    6.0%
     Containers, Packaging and Glass                                   8.8%                    5.8%
     Beverage, Food and Tobacco                                        6.5%                    4.3%
     Chemicals, Plastics and Rubber                                    6.5%                    4.3%
     Printing and Publishing                                           5.8%                    3.8%
     Diversified/Conglomerate Manufacturing                            5.4%                    3.6%

                 TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                                                    NET ASSETS             TOTAL ASSETS
     Nextel Communications(1)                                          7.6%                    5.0%
     Charter Communications Operating, LLC                             4.8%                    3.2%
     Wyndham International, Inc.                                       2.0%                    1.3%
     Century Cable Holdings, Inc.                                      1.8%                    1.2%
     Olympus Cable Holdings, LLC                                       1.8%                    1.2%
     Safelite Glass Corporation                                        1.8%                    1.2%
     Graphic Packaging International, Inc.                             1.8%                    1.2%
     Community Health Systems, Inc.                                    1.8%                    1.2%
     Dean Foods Company                                                1.6%                    1.1%
     Lamar Media Corporation                                           1.6%                    1.0%

----------
     (1)  INCLUDES NEXTEL FINANCE COMPANY AND NEXTEL OPERATIONS, INC.

                          YIELDS AND DISTRIBUTION RATES

                                         NET ASSET                         AVERAGE            AVERAGE
                                        VALUE ("NAV")      MARKET         ANNUALIZED         ANNUALIZED
                              PRIME      30-DAY SEC      30-DAY SEC      DISTRIBUTION       DISTRIBUTION
     QUARTER ENDED            RATE        YIELD(A)        YIELD(A)      RATE AT NAV(B)    RATE AT MARKET(B)
     -------------            -----     -------------    ----------     --------------    -----------------
     August 31, 2003          4.00%         5.82%           5.45%           5.98%               5.72%
     May 31, 2003             4.25%         6.93%           6.75%           6.16%               6.07%
     February 28, 2003        4.25%         6.93%           7.23%           6.52%               6.93%
     November 30, 2002        4.25%         8.02%           9.10%           6.86%               7.87%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                       NAV               MARKET
     1 Year                                           10.16%             35.41%
     3 Years                                           0.86%              3.33%
     5 Years                                           2.81%              2.69%
     10 Years                                          6.14%              6.44%
     Since Trust Inception(F), (H)                     6.58%               N/A
     Since Initial Trading on NYSE(G)                   N/A               6.69%

     ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND
     COMMISSIONS(C), (D), (E)

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

               See statistics and performance footnotes on page 7.

STATISTICS AND PERFORMANCE FOOTNOTES

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F) Inception Date -- May 12, 1988. Since inception return is not applicable since the Trust did not trade on the NYSE prior to March 9, 1992.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

ADDITIONAL NOTES AND INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $25,000 on a monthly basis. Amounts in excess of $25,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the administrator for the Program.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2003 DIVIDENDS:

               DECLARATION DATE                EX-DIVIDEND DATE                 PAYABLE DATE
               ----------------                ----------------                 ------------
               January 31                      February 6                       February 25
               February 28                     March 6                          March 24
               March 31                        April 8                          April 23
               April 30                        May 8                            May 22
               May 30                          June 6                           June 23
               June 30                         July 8                           July 22
               July 31                         August 7                         August 22
               August 29                       September 8                      September 22
               September 30                    October 8                        October 22
               October 31                      November 6                       November 24
               November 28                     December 8                       December 22
               December 19                     December 29                      January 13, 2004

               RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2003 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,495,277,021)                                 $   1,430,278,573
Cash                                                                                            17,887,497
Receivables:
   Interest                                                                                      7,344,125
   Other                                                                                           118,266
Prepaid expenses                                                                                   132,488
                                                                                         -----------------
     Total assets                                                                            1,455,760,949
                                                                                         -----------------
LIABILITIES:
Notes payable                                                                                   34,000,000
Deferred arrangement fees on senior loans                                                        5,373,982
Dividends payable -- preferred shares                                                               67,804
Payable to affiliates                                                                            1,285,525
Accrued trustees' fees                                                                              34,532
Other accrued expenses                                                                           1,252,682
                                                                                         -----------------
     Total liabilities                                                                          42,014,525
                                                                                         -----------------
Preferred shares, $25,000 stated value per share at liquidation
   value (18,000 shares outstanding)                                                           450,000,000
                                                                                         -----------------
NET ASSETS                                                                               $     963,746,424
                                                                                         =================
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 137,287,725 shares of beneficial interest
   authorized and outstanding, no par value)                                             $            7.02

NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $   1,290,262,014
   Undistributed net investment income                                                          14,296,066
   Accumulated net realized loss on investments                                               (275,813,208)
   Net unrealized depreciation of investments                                                  (64,998,448)
                                                                                         -----------------
   NET ASSETS                                                                            $     963,746,424
                                                                                         =================

                 See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                                                 $      41,488,971
Arrangement fees earned                                                                          1,564,952
Dividends                                                                                            6,006
Other                                                                                            1,964,436
                                                                                         -----------------
     Total investment income                                                                    45,024,365
                                                                                         -----------------
EXPENSES:
Investment management fees                                                                       6,028,136
Administration fees                                                                              1,883,792
Transfer agent fees                                                                                354,417
Interest expense                                                                                 1,000,045
Shareholder reporting expense                                                                       76,176
Custodian fees                                                                                     254,472
Revolving credit facility fees                                                                      92,614
Professional fees                                                                                  468,112
Preferred Shares -- Dividend disbursing agent fees                                                 596,577
Insurance expense                                                                                   17,708
Pricing expense                                                                                     29,511
ICI fees                                                                                             6,175
Postage expense                                                                                    147,992
Trustees' fees                                                                                      36,800
Miscellaneous expense                                                                              142,397
                                                                                         -----------------
     Total expenses                                                                             11,134,924
                                                                                         -----------------
Net investment income                                                                           33,889,441
                                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                                               (30,356,789)
Net change in unrealized appreciation of investments                                            66,833,349
                                                                                         -----------------
     Net realized and unrealized gain on investments                                            36,476,560
                                                                                         -----------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                                                      (2,665,338)
                                                                                         -----------------
Net increase in net assets resulting from operations                                     $      67,700,663
                                                                                         =================

                 See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS                    YEAR
                                                                       ENDED                       ENDED
                                                                     AUGUST 31,                 FEBRUARY 28,
                                                                        2003                       2003
                                                                        ----                       ----
                                                                    (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $    33,889,441             $    69,429,083
Net realized loss on investments                                      (30,356,789)               (115,778,026)
Net change in unrealized appreciation on
   investments                                                         66,833,349                  51,893,096
Distributions to preferred shareholders
   from net investment income                                          (2,665,338)                 (7,499,067)
                                                                  ---------------             ---------------
   Net increase (decrease) in net assets
     resulting from operations                                         67,700,663                  (1,954,914)
                                                                  ---------------             ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                              (28,651,386)                (61,643,423)
                                                                  ---------------             ---------------
Decrease in net assets from distributions
   to common shareholders                                             (28,651,386)                (61,643,423)
                                                                  ---------------             ---------------
CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares                                  2,313,805                          --
                                                                  ---------------             ---------------
Net increase from capital share transactions                            2,313,805                          --
                                                                  ---------------             ---------------
Net increase (decrease) in net assets                                  41,363,082                 (63,598,337)
                                                                  ---------------             ---------------
NET ASSETS:
Beginning of period                                                   922,383,342                 985,981,679
                                                                  ---------------             ---------------
End of period (including undistributed
   net investment income of $14,296,066
   and $11,723,349, respectively)                                 $   963,746,424             $   922,383,342
                                                                  ===============             ===============

                 See Accompanying Notes to Financial Statements

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                                     $      37,088,183
   Dividends received                                                                                6,006
   Facility fees paid                                                                              (97,957)
   Dividends paid to preferred shareholder                                                      (2,643,948)
   Arrangement fees received                                                                     3,846,367
   Other income received                                                                         1,927,152
   Interest paid                                                                                (1,000,045)
   Other operating expenses paid                                                                (9,802,501)
   Purchases of securities                                                                    (524,779,319)
   Proceeds from sales of securities                                                           671,339,418
                                                                                         -----------------
     Net cash provided by operating activities                                           $     175,883,356
                                                                                         -----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Dividends paid to common shareholders                                                       (28,651,386)
   Net repayment of notes payable                                                             (133,000,000)
   Dividends reinvested for common shares                                                        2,313,805
                                                                                         -----------------
     Net cash flows used in financing activities                                              (159,337,581)
                                                                                         -----------------
   Net change in cash                                                                           16,545,775
   Cash at beginning of period                                                                   1,341,722
                                                                                         -----------------
   Cash at end of period                                                                 $      17,887,497
                                                                                         =================
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                     $      67,700,663
                                                                                         -----------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Change in unrealized depreciation of securities                                             (66,833,349)
   Net accretion of discounts on securities                                                     (4,435,240)
   Realized loss on sale of securities                                                          30,356,789
   Purchase of securities                                                                     (524,779,319)
   Proceeds on sale of securities                                                              671,339,418
   Increase in other assets                                                                        (37,284)
   Decrease in interest receivable                                                                  34,452
   Decrease in prepaid expenses                                                                     71,289
   Increase in deferred arrangement fees on senior loans                                         2,281,415
   Increase in dividends payable -- preferred shareholder                                           21,390
   Increase in payable to affiliate                                                                 52,958
   Increase in accrued trustees' fees                                                                5,157
   Increase in other accrued expenses                                                              105,017
                                                                                         -----------------
   Total adjustments                                                                           108,182,693
                                                                                         -----------------
     Net cash provided by operating activities                                           $     175,883,356
                                                                                         =================

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

                                                                        SIX MONTHS
                                                                           ENDED         YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                                         AUGUST 31,  -----------------------------------------------
                                                                           2003                  2003               2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $          6.73              7.20               8.09
Net investment income                                                 $          0.23              0.50               0.74
Net realized and unrealized gain (loss) on investments                $          0.29             (0.47)             (0.89)
                                                                      ---------------           -------            -------
Increase (decrease) in net asset value from                           $          0.52              0.03              (0.15)
   investment operations
Distributions to Common Shareholders from                             $         (0.21)            (0.45)             (0.63)
   net investment income
Distribution to Preferred Shareholders                                $         (0.02)            (0.05)             (0.11)
Increase in net asset value from share offerings                      $            --                --                 --
Reduction in net asset value from Preferred Shares offerings          $            --                --                 --
                                                                      ---------------           -------            -------
Net asset value, end of period                                        $          7.02              6.73               7.20
                                                                      ===============           =======            =======
Closing market price at end of period                                 $          7.37              6.46               6.77
TOTAL INVESTMENT RETURN(1)
Total investment return at closing market price(2)                    %         19.52              2.53              (9.20)
Total investment return at net asset value(3)                         %          7.52              0.44              (3.02)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                                      $       963,746           922,383            985,982
Preferred Shares-Aggregate amount outstanding (000's)                 $       450,000           450,000            450,000
Liquidation and market value per share of Preferred Shares            $        25,000            25,000             25,000
Borrowings at end of period (000's)                                   $        34,000           167,000            282,000
Asset coverage ratios(6)                                              %           299               250                235
Average borrowings (000's)                                            $       105,598           190,671            365,126
Ratios to average net assets including Preferred Shares(7)
   Expenses (before interest and other fees
     related to revolving credit facility)(8)                         %          1.43              1.49               1.57
   Expenses(8)                                                        %          1.59              1.81               2.54
   Net investment income(8)                                           %          4.83              4.97               6.83
Ratios to average net assets plus borrowing
   Expenses (before interest and other fees related to
     revolving credit facility)(8)                                    %          1.90              1.82               1.66
   Expenses(8)                                                        %          2.11              2.23               2.70
   Net investment income(8)                                           %          6.41              6.10               7.24
Ratios to average net assets
   Expenses (before interest and other fees
     related to revolving credit facility)(8)                         %          2.11              2.19               2.25
   Expenses(8)                                                        %          2.34              2.68               3.64
   Net investment income(8)                                           %          7.13              7.33               9.79
   Portfolio turnover rate                                            %            35                48                 53
   Common shares outstanding at end of period (000's)                         137,288           136,973            136,973

                                                                                YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                                            ----------------------------------------------
                                                                              2001              2000              1999(4)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                             8.95              9.24               9.34
Net investment income                                                            0.88              0.79               0.79
Net realized and unrealized gain (loss) on investments                          (0.78)            (0.30)             (0.10)
                                                                            ---------         ---------          ---------
Increase (decrease) in net asset value from                                      0.10              0.49               0.69
  investment operations
Distributions to Common Shareholders from                                       (0.86)            (0.78)             (0.82)
  net investment income
Distribution to Preferred Shareholders                                          (0.06)               --                 --
Increase in net asset value from share offerings                                   --                --               0.03
Reduction in net asset value from Preferred Shares offerings                    (0.04)               --                 --
                                                                            ---------         ---------          ---------
Net asset value, end of period                                                   8.09              8.95               9.24
                                                                            =========         =========          =========
Closing market price at end of period                                            8.12              8.25               9.56
TOTAL INVESTMENT RETURN(1)
Total investment return at closing market price(2)                               9.10             (5.88)              1.11
Total investment return at net asset value(3)                                    0.19              5.67               7.86
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                                            1,107,432         1,217,339          1,202,565
Preferred Shares-Aggregate amount outstanding (000's)                         450,000                --                 --
Liquidation and market value per share of Preferred Shares                     25,000                --                 --
Borrowings at end of period (000's)                                           510,000           484,000            534,000
Asset coverage ratios(6)                                                          215               352                325
Average borrowings (000's)                                                    450,197           524,019            490,978
Ratios to average net assets including Preferred Shares(7)
   Expenses (before interest and other fees
     related to revolving credit facility)(8)                                    1.62                --                 --
   Expenses(8)                                                                   3.97                --                 --
   Net investment income(8)                                                      9.28                --                 --
Ratios to average net assets plus borrowing
   Expenses (before interest and other fees related to
     revolving credit facility)(8)                                               1.31              1.00(5)            1.05(5)
   Expenses(8)                                                                   3.21              2.79(5)            2.86(5)
   Net investment income(8)                                                      7.50              6.12               6.00
Ratios to average net assets
   Expenses (before interest and other fees
     related to revolving credit facility)(8)                                    1.81              1.43(5)            1.50(5)
   Expenses(8)                                                                   4.45              4.00(5)            4.10(5)
   Net investment income(8)                                                     10.39              8.77               8.60
   Portfolio turnover rate                                                         46                71                 68
   Common shares outstanding at end of period (000's)                         136,847           136,036            130,206

(1) Total investment return calculations are attributable to common shareholders.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4) The Investment Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(5)  Calculated on total expenses before impact on earnings credits.
(6) Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(7) Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
(8)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2003 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. As of August 31, 2003, 94.68% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") or Aeltus Investment Management, Inc. ("ING Aeltus" the "Sub-Advisor"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at NASDAQ official closing price. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains (if any), the Trust intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees are treated as discounts and accreted as described in Note 1.H. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-dividend date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

NOTE 2 -- INVESTMENTS

For the six months ended August 31, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $515,831,953 and $665,034,023, respectively. At August 31, 2003, the
Trust held senior loans valued at $1,372,978,553 representing 96.0% of its total investments. The market value of these assets is established as set forth in
Note 1.

The senior loans acquired by the Trust may take the form of a direct lending relationship with the borrower, an assignment of a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrant.

The Fund values portfolio securities by using the market value of the securities when reliable market value quotations for the securities are readily available. When reliable market value quotations are not readily available, the Fund determines, in good faith, the fair value of the securities in accordance with the Trust's fair valuation procedures as established by the Board of Trustees. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                                        DATE OF             COST OR
                                                                                      ACQUISITION        ASSIGNED BASIS
                                                                                      -----------        --------------
Allied Digital Technologies Corporation -- Residual Interest in
   Bankruptcy Estate                                                                    06/05/02                186,961
AM Cosmetics Corporation -- Liquidation Interest                                        03/07/03                    100
Block Vision Holdings Corporation -- Common Shares                                      09/30/02                     --
Boston Chicken Inc. -- Residual Interest in Boston Chicken Plan Trust                   12/26/00              8,014,961
Cedar Chemical -- Liquidation Interest                                                  12/31/02                     --
Covenant Care, Inc. -- Warrants                                                         12/22/95                     --
Covenant Care, Inc. -- Warrants                                                         01/18/02                     --
Decision One Corporation -- Common Shares                                               06/16/00                     --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate                  10/02/02                    358
Enterprise Profit Solutions -- Liquidation Interest                                     10/21/02                     --
Euro United Corporation -- Residual Interest in Bankruptcy Estate                       06/21/02              4,466,250
Exide Technologies -- Warrants                                                          11/30/01                     --
Gevity HR -- Common Shares                                                              07/21/97                 34,325
Grand Union Company -- Residual Interest in Bankruptcy Estate                           07/01/02                  4,268
Holmes Products Corporation -- Warrants                                                 10/24/01                     --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                               05/15/02                    100
Imperial Home Decor Group, Inc. -- Common Shares                                        05/02/01              1,654,378
IHDG Realty -- Common Shares                                                            05/02/01                      1
Insilco Technologies -- Residual Interest in Bankruptcy Estate                          05/02/03                 43,482
Intera Group, Inc. -- Common Shares                                                     11/29/02                     --
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                                   06/05/02                147,443
Morris Material Handling, Inc. -- Common Shares                                         10/09/01              3,009,059
MP Holdings, Inc. -- Common Shares                                                      04/16/01                      6
Murray's Discount Auto Stores, Inc. -- Escrow                                           08/11/03                594,332
Neoplan USA Corporation -- Common Shares                                                08/29/03                     --
Neoplan USA Corporation -- Series B Preferred Shares                                    08/29/03                     --
Neoplan USA Corporation -- Series C Preferred Shares                                    08/29/03                428,603
Neoplan USA Corporation -- Series D Preferred Shares                                    08/29/03              3,524,300
New Piper Aircraft -- Residual Interest in Litigation Proceeds                          07/02/03                     --
New World Restaurant Group, Inc. -- Warrants                                            09/27/01                     40
Safelite Glass Corporation -- Common Shares                                             09/12/00                     --
Safelite Realty -- Common Shares                                                        09/12/00                     --
Sarcom Corporation -- Common Shares                                                     12/11/02                     --
Sarcom Corporation -- Preferred Shares                                                  12/11/02              2,782,654
Scientific Games Corporation -- Warrants                                                05/11/01                     --
Soho Publishing -- Common Shares                                                        01/10/02                    176
Stellex Aerostructures, Inc. -- Common Shares                                           10/17/01                275,767
Targus Group, Inc. -- Common Shares                                                     03/11/03                     --
Tartan Textile Services, Inc. -- Series D Preferred Shares                              07/16/01              2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                              07/16/01              2,333,852
Telinget, Inc. -- Common Shares                                                         09/18/02                     --
Tembec, Inc. -- Common Shares                                                           01/08/02              1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                               01/09/03                160,918
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                             10/15/02                     --
U.S. Aggregates -- Residual Interest in Bankruptcy Estate                               04/07/03                     --
U.S. Office Products Company -- Residual Interest in Bankruptcy Estate                  06/11/02                     --
                                                                                                         --------------
Total restricted securities excluding senior loans (market value of
   $32,355,438 was 3.4% of net assets at August 31, 2003)                                                $   31,332,931
                                                                                                         ==============

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Investment Manager entered into a subadvisory agreement with ING Aeltus, a wholly owned subsidiary of ING Groep N.V. effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING Aeltus manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At August 31, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

                    ACCRUED INVESTMENT                     ACCRUED
                     MANAGEMENT FEES                 ADMINISTRATIVE FEES                 TOTAL
                    ------------------               -------------------                 -----
                       $ 979,448                         $ 306,077                    $ 1,285,525

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 25, 2004 and a $325 million 364-day revolving securitization facility which matures on June 12, 2004, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2003, was $34 million, at a weighted average interest rate of 1.8%. The amount of borrowings represented 2.3% of total assets at August 31, 2003. Average borrowings for the period ended August 31, 2003 were $105,597,826 and the average annualized interest rate was 2.1%.

As of August 31, 2003, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Amerco, Inc.                                     $   11,744,035
Aurora Foods, Inc.                                       91,429
Block Vision Holdings Corporation                       118,771
Centennial Cellular Operating Company                 2,000,000
Cincinnati Bell, Inc.                                   977,392
Citadel Broadcasting Company                          3,500,000
Express Script, Inc.                                  3,092,006
Fleming Companies, Inc.                               1,204,412
Hercules Inc.                                         1,500,000
Houghton Mifflin Company                              1,923,077
Levi Strauss & Company                                2,033,333
Lyondell Chemical Company                             9,000,000
Neoplan USA Corporation                          $    2,057,038
Nextel Finance Company                                8,524,898
Park Place Entertainment Corporation                  4,951,971
Primedia, Inc.                                        1,223,947
Relizon Company                                       7,556,646
Sears Roebuck and Company                            10,000,000
Six Flags Theme Parks, Inc.                           3,000,000
Smurfit-Stone Container                               2,046,432
United Defense Industries, Inc.                       3,000,000
Waste Connections, Inc.                               4,862,069
Western Wireless Corporation                          6,000,000
                                                 --------------
                                                 $   90,437,456
                                                 ==============

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

As of August 31, 2003, share offerings pursuant to shelf registrations were as follows:

                      REGISTRATION                       SHARES                       SHARES
                         DATE                          REGISTERED                    REMAINING
                      ------------                     ----------                   ----------
                        6/11/98                        15,000,000                           --

                        6/19/98                        10,000,000                    9,730,800

                        9/15/98                        25,000,000                   19,170,354

                        3/04/99                         5,000,000                    3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended August 31, 2003.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of August 31, 2003, the Trust held 2.1% of its total assets in subordinated loans and unsecured loans.

NOTE 8 -- FEDERAL INCOME TAXES

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains (if any) are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to common shareholders for six months ended August 31, 2003 and year ended February 28, 2003 were as follows:

                              ORDINARY                     LONG-TERM                TAX RETURN
                               INCOME                    CAPITAL GAINS              OF CAPITAL
                            ------------                ---------------            ------------
August 31, 2003             $ 28,651,386                     $ --                     $ --
February 28, 2003             61,643,423                       --                       --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to August 31, 2003, the Trust paid to Common Shareholders the following dividends from net investment income:

                  PER SHARE AMOUNT           DECLARATION DATE         RECORD DATE        PAYABLE DATE
                  ----------------           ----------------         -----------        ------------
                      $ 0.0340                   9/30/03               10/10/03            10/22/03

Subsequent to August 31, 2003, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                      TOTAL
     PREFERRED      PER SHARE           AUCTION                     RECORD                    PAYABLE
      SHARES         AMOUNT              DATES                       DATES                     DATES
     ---------      ---------           -------                     ------                    -------
     Series M        $ 32.89      09/08/03 to 10/10/03       09/16/03 to 10/20/03       09/16/03 to 10/21/03
     Series T        $ 33.53      09/02/03 to 10/07/03       09/09/03 to 10/14/03       09/10/03 to 10/15/03
     Series W        $ 32.33      09/03/03 to 10/08/03       09/10/03 to 10/15/03       09/11/03 to 10/16/03
     Series Th       $ 31.14      09/04/03 to 10/09/03       09/11/03 to 10/16/03       09/12/03 to 10/17/03
     Series F        $ 33.23      09/05/03 to 10/10/03       09/12/03 to 10/17/03       09/15/03 to 10/20/03

PORTFOLIO OF INVESTMENTS as of August 31, 2003 (Unaudited)

SENIOR LOANS*: 142.5%

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 2.6%
                           ALLIANT TECHSYSTEMS, INC.                        Ba2        BB-
        $   2,282,527      Term Loan, maturing April 20, 2009                                   $   2,293,369
                           DRS TECHNOLOGIES, INC.                           Ba3        BB-
            1,965,053      Term Loan, maturing September 30, 2008                                   1,982,247
                           PIEDMONT AVIATION SERVICES                       NR         NR
            4,680,432      Term Loan, maturing July 23, 2006                                        4,633,627
            4,680,432      Term Loan, maturing July 23, 2007                                        4,633,628
                           TITAN CORPORATION                                Ba3        BB-
            2,970,000      Term Loan, maturing June 30, 2009                                        2,978,972
                           TRANSDIGM, INC.                                  B1         B+
            2,000,000      Term Loan, maturing July 22, 2010                                        2,020,000
                           UNITED DEFENSE INDUSTRIES, INC.                  Ba3        BB
            6,224,849      Term Loan, maturing August 13, 2009                                      6,247,638
                                                                                                -------------
                                                                                                   24,789,481
                                                                                                -------------
AUTOMOTIVE: 9.3%
                           AFTERMARKET TECHNOLOGY CORPORATION               Ba2        BB-
            1,718,025      Term Loan, maturing February 08, 2008                                    1,713,729
            1,249,438      Term Loan, maturing February 08, 2008                                    1,251,780
                           AMERICAN AXLE & MANUFACTURING, INC.              Ba1        BB+
            5,116,000      Term Loan, maturing April 30, 2006                                       5,116,711
                           COLLINS & AIKMAN PRODUCTS                        B1         B+
            4,413,703      Term Loan, maturing December 31, 2005                                    4,380,601
                           DURA OPERATING CORPORATION                       Ba3        BB
            3,168,000      Term Loan, maturing December 31, 2008                                    3,181,366
                      (2)  EXIDE TECHNOLOGIES                               NR          D
            1,612,012 (3)  Revolver, maturing December 18, 2003                                     1,053,181
              371,195 (3)  Term Loan, maturing December 18, 2003                                      242,514
            3,227,260 (3)  Term Loan, maturing March 18, 2005                                       2,085,617
                      (2)  FEDERAL-MOGUL CORPORATION                        Ca          D
            1,500,000      Term Loan, maturing February 24, 2004                                    1,143,750
            5,880,000      Term Loan, maturing February 24, 2005                                    4,451,160
                           FORD MOTOR CREDIT COMPANY                        A3         BBB
           10,000,000      Floating Rate Note, maturing
                             October 25, 2004                                                      10,062,760
                           GOODYEAR TIRE & RUBBER COMPANY                   Ba2        BB+
            5,500,000      Term Loan, maturing March 31, 2006                                       5,486,250
                           HLI OPERATING COMPANY, INC.                      Ba3        BB-
            5,000,000      Term Loan, maturing June 03, 2009                                        5,031,250
                           METALDYNE COMPANY, LLC                           B2         BB-
            3,990,000      Term Loan, maturing December 31, 2009                                    3,850,350
                           POLYPORE, INC.                                   Ba3        BB-
            5,431,250      Term Loan, maturing December 31, 2007                                    5,471,984
                           SAFELITE GLASS CORPORATION                       B3         B+
            6,729,690      Term Loan, maturing September 30, 2007                                   6,628,744
           10,823,607      Term Loan, maturing September 30, 2007                                  10,661,253
                           STONERIDGE, INC.                                 Ba3        BB
              575,000      Term Loan, maturing April 30, 2008                                         574,880

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
AUTOMOTIVE (CONTINUED)
                           TENNECO AUTOMOTIVE, INC.                         B1          B
        $   1,281,583      Term Loan, maturing November 04, 2007                                $   1,284,901
            1,281,583      Term Loan, maturing May 04, 2008                                         1,285,818
                           TRW AUTOMOTIVE ACQUISITIONS CORPORATION          Ba2        BB
           11,000,000      Term Loan, maturing February 28, 2011                                   11,045,837
                           UNITED COMPONENTS, INC.                          B1         BB-
            3,500,000      Term Loan, maturing June 30, 2010                                        3,529,166
                                                                                                -------------
                                                                                                   89,533,601
                                                                                                -------------
BANKING: 0.6%
                      (2)  OUTSOURCING SOLUTIONS, INC.                      NR          D
           12,055,854 (3)  Term Loan, maturing June 10, 2006                                        5,545,693
                                                                                                -------------
                                                                                                    5,545,693
                                                                                                -------------
BEVERAGE, FOOD AND TOBACCO: 6.5%
                           AURORA FOODS, INC.                               B3         CC
            1,908,571      Revolver, maturing June 30, 2005                                         1,712,943
            3,080,832      Term Loan, maturing June 30, 2005                                        3,034,620
                           BIRDS EYE FOODS, INC.                            Ba3        B+
            6,959,969      Term Loan, maturing June 30, 2008                                        6,988,971
                           COMMONWEALTH BRANDS, INC.                        Ba3        BB-
            7,221,500      Term Loan, maturing August 28, 2007                                      7,244,067
                           CONSTELLATION BRANDS, INC.                       Ba1        BB
            5,225,250      Term Loan, maturing November 30, 2008                                    5,279,462
                           COTT BEVERAGES, INC.                             Ba3        BB+
              170,000      Term Loan, maturing December 31, 2006                                      170,531
                           CP KELCO APS                                     B3          B
            3,031,650      Term Loan, maturing March 31, 2008                                       3,031,650
            1,008,020      Term Loan, maturing September 30, 2008                                   1,008,020
                           DEAN FOODS COMPANY                               Ba1        BB+
           15,339,361      Term Loan, maturing July 15, 2008                                       15,388,033
                           DEL MONTE CORPORATION                            Ba3        BB-
            4,632,124      Term Loan, maturing December 20, 2010                                    4,677,287
                      (2)  FLEMING COMPANIES, INC.                          B3          D
            2,141,029      Revolver, maturing June 18, 2007                                         2,042,895
            1,685,300      Term Loan, maturing June 18, 2008                                        1,605,248
                           INTERSTATE BRANDS CORPORATION                    Ba2       BBB-
              941,272      Term Loan, maturing July 19, 2007                                          943,743
              990,000      Term Loan, maturing July 19, 2007                                          990,310
                           MAFCO WORLDWIDE CORPORATION                      B1          B
            1,913,076      Term Loan, maturing March 31, 2006                                       1,893,945
                           NATIONAL DAIRY HOLDINGS, L.P.                    Ba2        BB+
            2,468,750      Term Loan, maturing April 30, 2009                                       2,469,779
                           NUTRASWEET ACQUISITION CORPORATION               Ba3        NR
              384,204      Term Loan, maturing June 30, 2006                                          382,763
                           REDDY ICE GROUP, INC.                            B1         B+
            2,000,000      Term Loan, maturing August 15, 2009                                      2,020,000
                           SOUTHERN WINE & SPIRITS OF AMERICA, INC.         Ba3       BBB-
            1,980,000      Term Loan, maturing July 02, 2008                                        1,989,900
                                                                                                -------------
                                                                                                   62,874,168
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
BUILDINGS AND REAL ESTATE: 1.0%
                      (2)  AMERCO, INC.                                     NR         NR
        $     225,966      Debtor in Possession Term Loan, maturing
                             August 13, 2004                                                    $     224,836
                           BUILDING MATERIALS HOLDING CORPORATION           Ba2        BB-
            2,000,000      Term Loan, maturing August 21, 2010                                      2,007,500
                      (2)  HQ GLOBAL WORKPLACES, INC.                       NR         NR
            3,865,243 (3)  Term Loan, maturing November 06, 2005                                    2,009,927
                           MACERICH PARTNERSHIP, L.P.                       Ba2        NR
            4,723,200      Term Loan, maturing July 26, 2005                                        4,740,912
                           WERNER HOLDINGS COMPANY, INC.                    Ba3        B+
            1,000,000      Term Loan, maturing June 11, 2009                                        1,013,333
                                                                                                -------------
                                                                                                    9,996,508
                                                                                                -------------
CABLE TELEVISION: 15.8%
                      (2)  ADELPHIA COMMUNICATIONS CORPORATION              NR         BBB
            2,945,693      Debtor in Possession Term Loan, maturing
                             June 25, 2004                                                          2,965,026
                           BRESNAN COMMUNICATIONS, LLC                      B1         BB-
            5,000,000      Term Loan, maturing December 31, 2007                                    5,020,315
                           CC VI OPERATING COMPANY, LLC                     B2        CCC+
           10,252,739      Term Loan, maturing November 12, 2008                                    9,237,718
                           CC VIII OPERATING, LLC                           B2         B-
            4,432,500      Term Loan, maturing February 02, 2008                                    4,160,216
                      (2)  CENTURY CABLE HOLDINGS, LLC                     Caa1         D
            1,230,000      Revolver, maturing March 31, 2009                                        1,020,900
           15,000,000      Term Loan, maturing June 30, 2009                                       12,583,935
            5,000,000      Term Loan, maturing December 31, 2009                                    4,115,000
                           CHARTER COMMUNICATIONS OPERATING, LLC            B2          B
           33,139,417      Term Loan, maturing March 18, 2008                                      31,148,997
           16,313,699      Term Loan, maturing September 18, 2008                                  15,200,061
                           COMCAST CABLE COMMUNICATIONS                     Ba1        BBB
           10,000,000      Term Loan, maturing November 05, 2006                                    9,955,000
                           FALCON CABLE COMMUNICATIONS, LLC                 B2         BB
            1,284,138      Term Loan, maturing December 31, 2007                                    1,171,776
                      (2)  FRONTIERVISION OPERATING PARTNERS, L.P.          B2          D
            2,593,939      Revolver, maturing October 31, 2005                                      2,468,567
            2,000,000      Term Loan, maturing September 30, 2005                                   1,903,334
            2,400,000      Term Loan, maturing March 31, 2006                                       2,284,001
                      (2)  HILTON HEAD COMMUNICATIONS, L.P.                Caa1        NR
            4,000,000      Revolver, maturing September 30, 2007                                    3,252,000
                           INSIGHT MIDWEST HOLDINGS, LLC                    Ba3        BB+
           14,500,000      Term Loan, maturing December 31, 2009                                   14,527,188
                           MCC IOWA MEDIACOM BROADBAND                      Ba3        BB+
           13,500,000      Term Loan, maturing September 30, 2010                                  13,521,560
                      (2)  OLYMPUS CABLE HOLDINGS, LLC                      B2          D
            2,000,000      Term Loan, maturing June 30, 2010                                        1,720,000
           18,250,000      Term Loan, maturing September 30, 2010                                  15,945,938
                                                                                                -------------
                                                                                                  152,201,530
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: 1.9%
                      (2)  AMERICAN COMMERCIAL LINES, LLC                   Ba3        NR
        $   2,000,000      Debtor in Possession Term Loan, maturing
                             July 31, 2004                                                      $   1,995,000
                      (2)  AMERICAN COMMERCIAL LINES, LLC                  Caa1         D
            1,258,356      Term Loan, maturing June 30, 2006                                        1,053,244
            1,804,934      Term Loan, maturing June 30, 2007                                        1,510,730
                           CSX/HORIZON LINES, LLC                           Ba3        BB-
            1,664,286      Term Loan, maturing February 27, 2009                                    1,671,307
                           GEMINI LEASING, INC.                             B1         NR
            4,117,116 (3)  Term Loan, maturing August 12, 2005                                      1,543,919
                           NEOPLAN USA CORPORATION                          NR         NR
            5,442,111      Term Loan, maturing June 30, 2006                                        5,442,111
                           PACER INTERNATIONAL, INC.                        B1         BB-
            2,788,235      Term Loan, maturing June 10, 2010                                        2,814,375
                           TEREX CORPORATION                                B1         BB-
            1,965,025      Term Loan, maturing December 31, 2009                                    1,950,902
                                                                                                -------------
                                                                                                   17,981,588
                                                                                                -------------
CELLULAR COMMUNICATIONS: 12.6%
                           AIRGATE PCS, INC.                                B2        CCC-
            1,015,735      Term Loan, maturing June 06, 2007                                          944,634
           11,868,789      Term Loan, maturing September 30, 2008                                  11,037,974
                           CENTENNIAL CELLULAR OPERATING CORPORATION        B3          B
            1,898,194      Term Loan, maturing November 30, 2006                                    1,823,848
                           CENTENNIAL PUERTO RICO OPERATIONS
                             CORPORATION                                    B3          B
              632,731      Term Loan, maturing November 30, 2006                                      607,949
                           INDEPENDENT WIRELESS ONE CORPORATION            Caa1         D
           10,000,000 (3)  Term Loan, maturing June 20, 2008                                        7,200,000
                           MICROCELL TELECOMMUNICATIONS, INC.               NR        CCC+
            2,489,235      Term Loan, maturing March 01, 2006                                       2,232,015
                           NEXTEL FINANCE COMPANY                           Ba2        BB
              777,734      Revolver, maturing December 31, 2007                                       746,819
           29,979,462      Term Loan, maturing December 31, 2007                                   29,001,382
            1,739,339      Term Loan, maturing June 30, 2008                                        1,739,027
            1,739,339      Term Loan, maturing December 31, 2008                                    1,739,027
           38,312,488      Term Loan, maturing March 31, 2009                                      38,144,870
                           NEXTEL OPERATIONS, INC.                          Ba2        BB
            2,006,617      Term Loan, maturing February 10, 2007                                    2,023,880
                           RURAL CELLULAR CORPORATION                       B2         B-
            3,000,000      Term Loan, maturing April 03, 2008                                       2,863,125
            3,459,377      Term Loan, maturing October 03, 2008                                     3,370,422
            3,459,377      Term Loan, maturing April 03, 2009                                       3,370,422
                           WESTERN WIRELESS CORPORATION                     B3         B-
            4,000,000      Revolver, maturing March 31, 2008                                        3,773,332
            6,825,000      Term Loan, maturing March 31, 2008                                       6,517,875
            4,135,439      Term Loan, maturing September 30, 2008                                   4,001,037
                                                                                                -------------
                                                                                                  121,137,639
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER: 6.5%
                           ACADIA ELASTOMERS CORPORATION                    NR         NR
        $   8,503,650      Term Loan, maturing March 31, 2004                                   $   8,078,467
                           EQUISTAR CHEMICALS, L.P.                         Ba2        BB
            4,950,238      Term Loan, maturing August 24, 2007                                      4,973,301
                           FMC CORPORATION                                  Ba1       BBB-
            3,980,000      Term Loan, maturing October 21, 2007                                     4,033,730
                           GEO SPECIALTY CHEMICALS, INC.                    B3        CCC+
            1,740,101      Term Loan, maturing December 31, 2007                                    1,574,791
                           HERCULES, INC.                                   Ba1        BB
            4,975,000      Term Loan, maturing May 15, 2007                                         4,999,875
                           HUNTSMAN, LLC                                    B2         B+
            4,579,474      Term Loan, maturing March 31, 2007                                       4,071,917
            9,393,213      Term Loan, maturing March 31, 2007                                       8,352,135
                           HUNTSMAN INTERNATIONAL, LLC                      B1         B+
              509,663      Term Loan, maturing June 30, 2005                                          505,586
            4,624,593      Term Loan, maturing June 30, 2007                                        4,641,935
            4,624,593      Term Loan, maturing June 30, 2008                                        4,640,973
                           JOHNSONDIVERSEY, INC.                            Ba3        BB-
            3,814,010      Term Loan, maturing November 03, 2009                                    3,835,464
                           MILLENNIUM AMERICA, INC.                         Ba1        BB
              760,000      Term Loan, maturing June 18, 2006                                          762,375
                           NOVEON, INC.                                     B1         BB-
            7,901,655      Term Loan, maturing September 30, 2008                                   7,980,671
                           ROCKWOOD SPECIALTIES GROUP, INC.                 B1         B+
            4,000,000      Term Loan, maturing July 23, 2010                                        4,041,668
                                                                                                -------------
                                                                                                   62,492,890
                                                                                                -------------
CONTAINERS, PACKAGING AND GLASS: 8.8%
                           BERRY PLASTICS CORPORATION                       B1         B+
            2,970,000      Term Loan, maturing July 22, 2010                                        2,990,047
                           BLUE RIDGE PAPER PRODUCTS, INC.                  B3         B+
            8,539,269      Term Loan, maturing May 14, 2006                                         8,026,913
                           CONSTAR INTERNATIONAL, INC.                      B1         BB-
            2,977,500      Term Loan, maturing November 20, 2009                                    2,926,635
                           CROWN CORK & SEAL COMPANY, INC.                  Ba3        BB
            3,500,000      Term Loan, maturing September 15, 2008                                   3,524,938
                           GRAPHIC PACKAGING INTERNATIONAL, INC.            B1         B+
           17,000,000      Term Loan, maturing August 08, 2009                                     17,094,695
                           GREIF BROS. CORPORATION                          Ba3        BB
            2,970,000      Term Loan, maturing August 23, 2009                                      2,986,335
                           IMPAXX, INC.                                     NR         NR
            4,139,485      Term Loan, maturing April 30, 2005                                       3,684,142
                           JEFFERSON SMURFIT CORPORATION                    Ba3        B+
            1,647,273      Term Loan, maturing March 31, 2007                                       1,654,137
                           KERR GROUP, INC.                                 B1         BB-
            2,500,000      Term Loan, maturing August 13, 2010                                      2,523,438
                      (2)  LINCOLN PULP & EASTERN FINE                      NR         NR
               92,280 (3)  Term Loan, maturing December 31, 2001                                       42,449

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
        $  14,881,108 (3)  Term Loan, maturing August 31, 2004                                  $   6,845,310
                           NEXPAK CORPORATION                               NR         NR
            2,191,514 (3)  Term Loan, maturing March 31, 2004                                         547,879
            2,191,551 (3)  Term Loan, maturing March 31, 2004                                         547,888
                           OWENS-ILLINOIS GROUP, INC.                       B1         BB
           12,000,000      Term Loan, maturing April 01, 2008                                      12,042,504
                           PLIANT CORPORATION                               B2         BB-
            1,752,828      Term Loan, maturing May 31, 2008                                         1,749,177
                           SILGAN HOLDINGS, INC.                            Ba2        BB
            2,990,000      Term Loan, maturing November 30, 2008                                    3,004,328
                           SMURFIT-STONE CONTAINER                          Ba3        B+
              953,568      Revolver, maturing February 28, 2005                                       930,921
                           SMURFIT-STONE CONTAINER CANADA, INC.             Ba3        B+
            1,589,025      Term Loan, maturing June 30, 2009                                        1,596,374
                           STONE CONTAINER CORPORATION                      Ba3        B+
            9,378,477      Term Loan, maturing June 30, 2009                                        9,421,852
                           TEKNI-PLEX, INC.                                 B1         B+
            2,910,000      Term Loan, maturing June 21, 2008                                        2,869,987
                                                                                                -------------
                                                                                                   85,009,948
                                                                                                -------------
DATA AND INTERNET SERVICES: 0.6%
                           ARCH WIRELESS HOLDINGS, INC.                    Caa3        NR
               74,806      Senior Note, maturing May 15, 2007                                          74,806
                           ICG COMMUNICATIONS, INC.                         NR         NR
            4,808,187      Term Loan, maturing May 31, 2005                                         4,050,897
                           MCLEODUSA, INC.                                 Caa2        NR
            1,329,412      Term Loan, maturing May 30, 2008                                           684,647
                                                                                                -------------
                                                                                                    4,810,350
                                                                                                -------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 5.4%
                           BARJAN PRODUCTS, LLC                             NR         NR
            4,813,875 (3)  Term Loan, maturing May 31, 2006                                         2,214,383
                           BRAND SERVICES, INC.                             B1         B+
            3,980,000      Term Loan, maturing October 16, 2009                                     3,997,413
                           DRESSER, INC.                                    Ba3        BB-
            5,219,136      Term Loan, maturing April 10, 2009                                       5,250,821
                           FLOWSERVE CORPORATION                            Ba3        BB-
            1,391,258      Term Loan, maturing June 30, 2006                                        1,394,736
            4,293,900      Term Loan, maturing June 30, 2009                                        4,319,968
                           GENERAL CABLE CORPORATION                        B1         BB-
            1,528,207      Term Loan, maturing May 28, 2007                                         1,409,771
                           MANITOWOC COMPANY, INC.                          Ba2        BB-
            1,960,000      Term Loan, maturing May 09, 2007                                         1,968,330
                           MUELLER GROUP, INC.                              B1         B+
            5,940,000      Term Loan, maturing May 31, 2008                                         5,945,304
                           NEPTUNE TECHNOLOGY GROUP, INC.                   B1         B+
            4,625,000      Term Loan, maturing March 31, 2010                                       4,677,031
                           NORCROSS SAFETY PRODUCTS, LLC                    B1         B+
              958,413      Term Loan, maturing March 20, 2009                                         962,008

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: (CONTINUED)
                           SPX CORPORATION                                  Ba2       BBB-
        $  14,084,108      Term Loan, maturing September 30, 2009                               $  14,163,331
                           UNITED PET GROUP                                 NR         NR
            5,734,052      Term Loan, maturing March 31, 2006                                       5,744,803
                                                                                                -------------
                                                                                                   52,047,899
                                                                                                -------------
DIVERSIFIED/CONGLOMERATE SERVICE: 1.0%
                           IRON MOUNTAIN, INC.                              Ba3        BB
            1,992,000      Term Loan, maturing February 15, 2008                                    2,004,807
                           PRIVATE BUSINESS, INC.                           NR         NR
            3,485,669      Term Loan, maturing August 19, 2006                                      3,433,384
                           US INVESTIGATIONS SERVICES, LLC                  B1         BB-
            4,394,708      Term Loan, maturing January 10, 2009                                     4,400,202
                                                                                                -------------
                                                                                                    9,838,392
                                                                                                -------------
ECOLOGICAL: 0.9%
                           ALLIED WASTE NORTH AMERICA, INC.                 Ba3        BB
            3,642,857      Term Loan, maturing January 15, 2010                                     3,668,878
                      (2)  IT GROUP, INC.                                  Caa1        NR
            4,154,605 (3)  Term Loan, maturing June 11, 2007                                          353,141
                           WASTE CONNECTIONS, INC.                          Ba3        BB
            5,137,931      Revolver, maturing May 16, 2005                                          5,060,862
                                                                                                -------------
                                                                                                    9,082,882
                                                                                                -------------
ELECTRONICS: 1.8%
                      (2)  ACTERNA, LLC                                    Caa1         D
            6,098,973 (3)  Term Loan, maturing September 30, 2007                                   1,372,269
                           DECISION ONE CORPORATION                         B3         CCC
            8,962,218      Term Loan, maturing April 18, 2005                                       7,617,885
            1,777,181      Term Loan, maturing April 18, 2005                                       1,510,604
                           KNOWLES ELECTRONICS, INC.                        B2        CCC+
            2,174,459      Term Loan, maturing June 29, 2007                                        2,139,124
                           SARCOM, INC.                                     NR         NR
            1,003,670      Term Loan, maturing June 30, 2007                                        1,003,670
                           TRANSACTION NETWORK SERVICES, INC.               Ba3        BB-
            3,687,500      Term Loan, maturing April 03, 2007                                       3,671,367
                                                                                                -------------
                                                                                                   17,314,919
                                                                                                -------------
FINANCE: 0.5%
                           RENT-A-CENTER, INC.                              Ba2        BB
            5,000,000      Term Loan, maturing May 28, 2009                                         5,039,585
                                                                                                -------------
                                                                                                    5,039,585
                                                                                                -------------
GAMING: 4.2%
                      (2)  ALADDIN GAMING, LLC                             Caa1        NR
            2,968,421 (3)  Term Loan, maturing August 26, 2006                                      2,411,842
            4,455,000 (3)  Term Loan, maturing February 26, 2008                                    3,619,688
                           ALLIANCE GAMING CORPORATION                      B1         BB-
            4,937,500      Term Loan, maturing December 31, 2006                                    4,973,504
                           AMERISTAR CASINOS, INC.                          Ba3        BB-
            2,914,266      Term Loan, maturing December 20, 2006                                    2,927,745

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
GAMING (CONTINUED)
                           ARGOSY GAMING COMPANY                            Ba2        BB
        $   4,410,000      Term Loan, maturing July 31, 2008                                    $   4,434,806
                           BOYD GAMING CORPORATION                          Ba1        BB+
              990,000      Term Loan, maturing June 24, 2008                                          993,836
                           ISLE OF CAPRI CASINOS, INC.                      Ba2        BB-
              987,500      Term Loan, maturing April 26, 2008                                         991,280
                           MANDALAY RESORT GROUP                            Ba2        BB+
            9,000,000      Term Loan, maturing August 21, 2006                                      8,973,747
                           PARK PLACE ENTERTAINMENT CORPORATION             Ba1       BBB-
            5,048,029      Revolver, maturing December 31, 2003                                     4,983,878
                           PENN NATIONAL GAMING                             Ba3        B+
            3,491,250      Term Loan, maturing September 01, 2007                                   3,509,143
                           UNITED AUBURN INDIAN COMMUNITY                   Ba3        BB-
            2,351,351      Term Loan, maturing January 24, 2009                                     2,368,986
                                                                                                -------------
                                                                                                   40,188,456
                                                                                                -------------
GROCERY: 0.2%
                           GIANT EAGLE, INC.                                Ba2        BB+
            1,980,000      Term Loan, maturing August 02, 2009                                      1,987,425
                                                                                                -------------
                                                                                                    1,987,425
                                                                                                -------------
HEALTHCARE, EDUCATION AND CHILDCARE: 10.9%
                           ALARIS MEDICAL SYSTEMS, INC.                     B1         BB
            2,755,102      Term Loan, maturing June 30, 2009                                        2,783,342
                           ALLIANCE IMAGING, INC.                           B1         B+
            1,038,168      Term Loan, maturing November 02, 2006                                    1,021,298
            6,217,331      Term Loan, maturing June 10, 2008                                        6,057,235
                           AMERIPATH, INC.                                  B1         B+
            2,094,750      Term Loan, maturing March 27, 2010                                       2,099,987
                           APRIA HEALTHCARE GROUP, INC.                     Ba1       BBB-
            4,912,500      Term Loan, maturing July 20, 2008                                        4,915,570
                           CAREMARK RX, INC.                                Ba2       BBB-
            2,463,800      Term Loan, maturing March 31, 2006                                       2,470,731
                           COMMUNITY HEALTH SYSTEMS, INC.                   Ba3        BB-
           14,897,475      Term Loan, maturing July 16, 2010                                       14,953,340
            2,000,000      Term Loan, maturing January 16, 2011                                     2,007,500
                           COVENANT CARE, INC.                              NR         NR
            5,215,273      Term Loan, maturing February 15, 2004                                    4,589,440
                           DAVITA, INC.                                     Ba3        BB-
            9,000,000      Term Loan, maturing March 31, 2009                                       9,039,375
                           EXPRESS SCRIPTS, INC.                            Ba1       BBB-
            3,076,923      Term Loan, maturing March 31, 2008                                       3,090,111
                           FISHER SCIENTIFIC INTERNATIONAL, INC.            Ba3        BB+
            3,990,000      Term Loan, maturing March 31, 2010                                       4,015,935
                           GENESIS HEALTH VENTURES, INC.                    Ba3        B+
            1,539,950      Floating Rate Note, maturing April 02, 2007                              1,539,950
                           HCA, INC.                                        Ba1       BBB-
            8,742,857      Term Loan, maturing April 30, 2006                                       8,611,714
                           IASIS HEALTHCARE CORPORATION                     B1         B+
            1,850,000      Term Loan, maturing February 09, 2009                                    1,862,950

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                           INSIGHT HEALTH SERVICES CORPORATION              B1         B+
        $   3,324,867      Term Loan, maturing October 17, 2008                                 $   3,339,413
            1,666,667      Term Loan, maturing October 17, 2008                                     1,664,583
                           KINETIC CONCEPTS, INC.                           B1         BB-
            5,000,000      Term Loan, maturing August 05, 2010                                      5,037,500
                           MAGELLAN HEALTH SERVICES, INC.                   NR          D
            1,231,415      Term Loan, maturing February 12, 2005                                    1,212,944
            1,231,415      Term Loan, maturing February 12, 2006                                    1,212,944
                           MARINER HEALTH CARE, INC.                        B1         NR
              988,381      Floating Rate Note, maturing May 13, 2009                                  985,259
                           MEDCO HEALTH                                     Ba1        BBB
            3,000,000      Term Loan, maturing June 30, 2010                                        3,001,875
                           OXFORD HEALTH PLANS, INC.                        Ba2        BB+
            3,491,250      Term Loan, maturing April 25, 2009                                       3,505,798
                           PACIFICARE HEALTH SYSTEMS, INC.                  B1         BB-
            1,000,000      Term Loan, maturing June 03, 2008                                        1,006,563
                           SYBRON DENTAL MANAGEMENT, INC.                   Ba3        BB-
            1,135,132      Term Loan, maturing June 06, 2009                                        1,140,382
                           TRIAD HOSPITALS, INC.                            Ba3        BB
            1,961,818      Term Loan, maturing September 30, 2008                                   1,976,198
                           VANGUARD HEALTH SYSTEMS, INC.                    Ba3        B+
            5,472,500      Term Loan, maturing January 03, 2010                                     5,499,863
                           VICAR OPERATING, INC.                            B1         B+
            5,956,845      Term Loan, maturing June 30, 2009                                        5,986,630
                                                                                                -------------
                                                                                                  104,628,430
                                                                                                -------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.4%
                           GLOBAL IMAGING SYSTEMS, INC.                     Ba3        BB-
            1,500,000      Term Loan, maturing June 25, 2009                                        1,515,000
                           HOLMES PRODUCTS CORPORATION                      B2          B
            2,426,292      Term Loan, maturing February 05, 2007                                    2,375,745
                           IDENTITY GROUP, INC.                             NR         NR
            4,525,000      Term Loan, maturing May 11, 2007                                         2,262,500
                           IMPERIAL HOME DECOR GROUP, INC.                  NR         NR
              833,725 (3)  Term Loan, maturing April 04, 2006                                              --
                           SEALY MATTRESS COMPANY                           B1         B+
            1,136,956      Term Loan, maturing December 15, 2004                                    1,133,261
            1,521,057      Term Loan, maturing December 15, 2005                                    1,516,114
            1,944,748      Term Loan, maturing December 15, 2006                                    1,938,428
                           TEMPUR PEDIC                                     B1         B+
            2,250,000      Term Loan, maturing August 18, 2009                                      2,252,813
                                                                                                -------------
                                                                                                   12,993,860
                                                                                                -------------
INSURANCE: 0.3%
                           INFINITY PROPERTY & CASUALTY                    Baa3        BBB
            3,000,000      Term Loan, maturing June 30, 2010                                        3,022,500
                                                                                                -------------
                                                                                                    3,022,500
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 9.1%
                           AMF BOWLING WORLDWIDE, INC.                      B1          B
        $   1,644,961      Term Loan, maturing February 28, 2008                                $   1,648,388
                           FITNESS HOLDINGS WORLDWIDE, INC.                 B1          B
            7,054,845      Term Loan, maturing November 02, 2006                                    7,008,551
            7,159,195      Term Loan, maturing November 02, 2007                                    7,112,217
                           LODGENET ENTERTAINMENT CORPORATION               B1         B+
            4,957,222      Term Loan, maturing June 30, 2006                                        4,962,645
                           LOEWS CINEPLEX ENTERTAINMENT CORPORATION         NR         NR
            8,568,107      Term Loan, maturing February 29, 2008                                    8,542,668
                           METRO-GOLDWYN-MAYER STUDIOS, INC.                Ba3        BB-
              500,000      Term Loan, maturing June 30, 2007                                          499,688
           14,500,000      Term Loan, maturing June 30, 2008                                       14,549,851
                           NEW JERSEY BASKETBALL, LLC                       B2         B-
            4,000,000      Term Loan, maturing December 08, 2003                                    3,980,000
                           PANAVISION, INC.                                Caa1        CCC
           13,951,985      Term Loan, maturing March 31, 2005                                      13,010,226
                           PURE FISHING                                     NR         NR
            3,000,000      Term Loan, maturing December 31, 2009                                    3,005,625
                           SIX FLAGS THEME PARKS, INC.                      Ba2        BB-
           10,000,000      Term Loan, maturing June 30, 2009                                        9,996,880
                           VIVENDI UNIVERSAL ENTERTAINMENT, LLLP            Ba2        BB+
            7,000,000      Term Loan, maturing June 30, 2008                                        7,041,566
                           XANTERRA PARKS & RESORTS, LLC                    NR         NR
            3,287,317      Term Loan, maturing September 30, 2004                                   3,283,208
            3,287,317      Term Loan, maturing September 30, 2005                                   3,283,208
                                                                                                -------------
                                                                                                   87,924,720
                                                                                                -------------
LODGING: 3.4%
                           EXTENDED STAY AMERICA, INC.                      Ba3        BB-
            9,114,441      Term Loan, maturing January 15, 2008                                     9,172,217
                           GAYLORD ENTERTAINMENT COMPANY                    NR         NR
            5,000,000      Term Loan, maturing March 22, 2006                                       4,975,000
                           WYNDHAM INTERNATIONAL, INC.                      NR        CCC+
            6,042,021      Term Loan, maturing June 30, 2004                                        5,160,266
           16,594,997      Term Loan, maturing June 30, 2006                                       13,865,120
                                                                                                -------------
                                                                                                   33,172,603
                                                                                                -------------
MACHINERY: 2.8%
                           ALLIANCE LAUNDRY HOLDINGS, LLC                   B1          B
            3,650,062      Term Loan, maturing August 02, 2007                                      3,637,133
                           ANTHONY CRANE RENTAL, L.P.                      Caa2        CC
           14,103,096      Term Loan, maturing July 20, 2006                                        8,649,894
                           MORRIS MATERIAL HANDLING, INC.                   NR         NR
              249,574      Term Loan, maturing September 28, 2004                                     237,095
                           NATIONAL WATERWORKS, INC.                        B1         BB-
            3,000,000      Term Loan, maturing November 22, 2009                                    3,025,125
                           REXNORD CORPORATION                              B1         B+
            6,708,333      Term Loan, maturing November 25, 2009                                    6,764,234

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
MACHINERY (CONTINUED)
                           UNITED RENTALS (NORTH AMERICA), INC.             Ba3        BB
        $   1,725,660      Term Loan, maturing August 31, 2007                                  $   1,731,996
                           VUTEK, INC.                                      B1         NR
              821,051      Term Loan, maturing July 31, 2005                                          796,419
            1,695,438      Term Loan, maturing July 31, 2007                                        1,644,575
              647,686      Term Loan, maturing December 30, 2007                                      630,841
                                                                                                -------------
                                                                                                   27,117,312
                                                                                                -------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.9%
                           PEABODY ENERGY CORPORATION                       Ba1        BB+
            8,977,500      Term Loan, maturing March 21, 2010                                       9,063,531
                                                                                                -------------
                                                                                                    9,063,531
                                                                                                -------------
OIL AND GAS: 2.3%
                           CITGO PETROLEUM CORPORATION                      Ba2        BB+
            2,500,000      Term Loan, maturing February 27, 2006                                    2,584,375
                           PACIFIC ENERGY GROUP, LLC                        Ba2       BBB-
            4,000,000      Term Loan, maturing July 26, 2009                                        4,026,252
                           PLAINS MARKETING, L.P.                           Ba1       BBB-
            3,465,000      Term Loan, maturing September 21, 2007                                   3,485,211
                           PMC COMPANY                                      Ba1       BBB-
            2,760,000      Term Loan, maturing May 05, 2006                                         2,761,725
                           TESORO PETROLEUM CORPORATION                     Ba3        BB
            3,325,000      Term Loan, maturing April 17, 2007                                       3,354,094
                           W-H ENERGY SERVICES, INC.                        B2         B+
            3,421,281      Term Loan, maturing April 16, 2007                                       3,412,728
                           WILLIAMS PRODUCTION RMT COMPANY                  B1         BB
            2,500,000      Term Loan, maturing May 30, 2007                                         2,521,875
                                                                                                -------------
                                                                                                   22,146,260
                                                                                                -------------
OTHER BROADCASTING AND ENTERTAINMENT: 1.7%
                           AMERICAN MOVIE CLASSICS                          Ba1       BBB-
            1,000,000      Term Loan, maturing March 14, 2009                                       1,003,229
                           DIRECTV HOLDINGS, LLC                            Ba2        BB-
            6,000,000      Term Loan, maturing March 06, 2010                                       6,040,128
                           PEGASUS MEDIA & COMMUNICATIONS, INC.             B3         B-
            5,812,722      Term Loan, maturing April 30, 2005                                       5,463,959
                           RAINBOW MEDIA GROUP                              Ba2        BB+
            4,000,000      Term Loan, maturing March 14, 2009                                       4,012,916
                                                                                                -------------
                                                                                                   16,520,232
                                                                                                -------------
OTHER TELECOMMUNICATIONS: 1.1%
                           CINCINNATI BELL, INC.                            B1         B+
            1,022,608      Revolver, maturing November 09, 2004                                     1,000,239
            2,996,643      Term Loan, maturing November 09, 2004                                    3,016,622
            2,509,138      Term Loan, maturing December 30, 2006                                    2,529,301
              301,315      Term Loan, maturing June 29, 2007                                          303,725
                           GCI HOLDINGS, INC.                               Ba3        BB+
            1,500,000      Term Loan, maturing October 15, 2004                                     1,511,250
                           INTERA GROUP, INC.                               NR         NR
            2,729,873      Term Loan, maturing December 31, 2005                                    2,129,301

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS (CONTINUED)
        $   1,741,297 (3)  Term Loan, maturing December 31, 2005                                $          --
              909,384 (3)  Term Loan, maturing December 31, 2005                                           --
                                                                                                -------------
                                                                                                   10,490,438
                                                                                                -------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 4.3%
                           ARMKEL, LLC                                      Ba3        B+
            1,698,894      Term Loan, maturing March 28, 2009                                       1,711,238
                           BUHRMANN U.S., INC.                              B1         B+
            2,261,865      Term Loan, maturing October 26, 2005                                     2,227,937
            1,090,140      Term Loan, maturing October 26, 2007                                     1,078,557
                           CHURCH & DWIGHT COMPANY, INC.                    Ba2        BB
            1,653,385      Term Loan, maturing September 30, 2007                                   1,665,048
                           JOSTENS, INC.                                    Ba3        BB-
            4,500,000      Term Loan, maturing July 29, 2010                                        4,525,313
                           NORWOOD PROMOTIONAL PRODUCTS, INC.               NR         NR
            9,439,520      Term Loan, maturing February 01, 2005                                    9,439,520
            7,731,328 (3)  Term Loan, maturing February 01, 2005                                    3,440,441
            1,998,167 (3)  Term Loan, maturing February 01, 2005                                           --
                           PAINT SUNDRY BRANDS CORPORATION                  B2         B+
              802,212      Term Loan, maturing August 11, 2005                                        798,201
              785,675      Term Loan, maturing August 11, 2006                                        781,747
                           PLAYTEX PRODUCTS, INC.                           B1         B+
           11,161,766      Term Loan, maturing May 31, 2009                                        11,172,236
                           RAYOVAC CORPORATION                              Ba3        BB-
            4,450,000      Term Loan, maturing September 30, 2009                                   4,459,269
                                                                                                -------------
                                                                                                   41,299,506
                                                                                                -------------
PERSONAL, FOOD & MISCELLANEOUS SERVICES: 3.0%
                           AFC ENTERPRISES, INC.                            B1         B
            2,010,111      Term Loan, maturing May 23, 2009                                         2,006,091
                           COINMACH CORPORATION                             B1         BB-
            4,900,000      Term Loan, maturing July 25, 2009                                        4,922,971
                           DOMINO'S, INC.                                   B1         BB-
            6,426,230      Term Loan, maturing June 25, 2010                                        6,486,475
                           GATE GOURMET BORROWER, LLC                       B1         BB
            1,000,000      Term Loan, maturing December 31, 2008                                      965,000
            1,000,000      Term Loan, maturing December 31, 2009                                      990,000
                           OTIS SPUNKMEYER, INC.                            B1         B+
            6,755,577      Term Loan, maturing February 20, 2009                                    6,765,427
                           PAPA GINO'S, INC.                                NR         NR
            1,585,227      Term Loan, maturing August 31, 2006                                      1,567,958
            4,593,750      Term Loan, maturing August 31, 2007                                      4,578,356
                           RELIZON COMPANY                                  Ba3        BB-
              657,143      Revolver, maturing August 04, 2006                                         598,000
                                                                                                -------------
                                                                                                   28,880,278
                                                                                                -------------
PRINTING AND PUBLISHING: 5.8%
                           ADAMS OUTDOOR ADVERTISING, L.P.                  B1         B+
            1,770,506      Term Loan, maturing February 08, 2008                                    1,778,252

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING (CONTINUED)
                           AMERICAN MEDIA OPERATIONS, INC.                  Ba3        B+
        $   3,979,644      Term Loan, maturing April 01, 2007                                   $   4,005,762
                           DEX MEDIA EAST, LLC                              Ba3        BB-
            4,829,268      Term Loan, maturing May 08, 2009                                         4,911,627
                           HOLLINGER INTERNATIONAL PUBLISHING, INC.         Ba2        BB-
            2,481,250      Term Loan, maturing September 30, 2009                                   2,521,570
                           HOUGHTON MIFFLIN COMPANY                         Ba3        BB-
              576,923      Revolver, maturing February 28, 2008                                       544,471
                           LAMAR MEDIA CORPORATION                          Ba2        BB-
           15,000,000      Term Loan, maturing June 30, 2010                                       15,073,440
                           MOORE CORPORATION                                Ba2        BB+
            4,000,000      Term Loan, maturing March 15, 2010                                       4,025,624
                           PRIMEDIA, INC.                                   B3          B
              776,053      Revolver, maturing June 30, 2008                                           722,376
            3,527,706      Term Loan, maturing June 30, 2009                                        3,435,103
                           R.H. DONNELLEY, INC.                             Ba3        BB
            7,730,788      Term Loan, maturing June 30, 2010                                        7,887,553
                           READER'S DIGEST ASSOCIATIONS, INC.               Ba1        BB+
            6,532,511      Term Loan, maturing May 20, 2008                                         6,486,430
                           TRANSWESTERN PUBLISHING COMPANY                  Ba3        BB-
            2,541,000      Term Loan, maturing June 27, 2008                                        2,553,308
                           ZIFF DAVIS MEDIA, INC.                           B3         CCC
            1,694,296      Term Loan, maturing March 31, 2007                                       1,552,399
                                                                                                -------------
                                                                                                   55,497,917
                                                                                                -------------
RADIO AND TV BROADCASTING: 4.4%
                           BLOCK COMMUNICATIONS, INC.                       Ba2        BB-
            2,827,160      Term Loan, maturing November 15, 2009                                    2,848,364
                           CITADEL BROADCASTING COMPANY                     Ba2        B+
              483,778      Term Loan, maturing June 26, 2008                                          483,778
                           CUMULUS MEDIA, INC.                              Ba3        B+
            2,992,500      Term Loan, maturing March 28, 2010                                       3,019,621
                           EMMIS OPERATING COMPANY                          Ba2        B+
           10,982,904      Term Loan, maturing August 31, 2009                                     11,053,832
                           FISHER BROADCASTING, INC.                        Ba3        B+
            1,990,000      Term Loan, maturing February 28, 2010                                    1,986,269
                           GRAY TELEVISION, INC.                            Ba3        B+
            4,000,000      Term Loan, maturing December 31, 2010                                    4,034,168
                           LIN TELEVISION CORPORATION                       Ba2        BB
            2,102,857      Term Loan, maturing December 31, 2007                                    2,114,248
                           PAXSON COMMUNICATIONS CORPORATION                B1         BB-
            4,900,000      Term Loan, maturing June 30, 2006                                        4,910,207
                           SINCLAIR BROADCAST GROUP, INC.                   Ba2        BB
            4,859,000      Term Loan, maturing December 31, 2009                                    4,893,926
            2,915,400      Term Loan, maturing December 31, 2009                                    2,933,490
                           SUSQUEHANNA MEDIA COMPANY                        Ba1        BB-
            2,468,750      Term Loan, maturing June 30, 2008                                        2,481,094
                           TELEVICENTRO OF PUERTO RICO, LLC                 Ba2        BB
            1,897,143      Term Loan, maturing December 31, 2007                                    1,907,420
                                                                                                -------------
                                                                                                   42,666,416
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
RETAIL: 3.1%
                           ADVANCE STORES COMPANY, INC.                     Ba3        BB-
        $   3,568,468      Term Loan, maturing November 30, 2007                                $   3,590,771
            3,568,468      Term Loan, maturing November 30, 2007                                    3,590,029
                           CH OPERATING, LLC                                B2         B+
            2,175,136      Term Loan, maturing June 21, 2007                                        2,177,855
                           CSK AUTO, INC.                                   Ba3        BB-
            1,500,000      Term Loan, maturing February 15, 2006                                    1,515,000
                           PANTRY, INC.                                     B1         B+
            4,950,593      Term Loan, maturing March 31, 2007                                       4,987,722
                           PETCO ANIMAL SUPPLIES, INC.                      Ba3        BB-
            2,559,432      Term Loan, maturing October 26, 2008                                     2,575,428
                           RITE AID CORPORATION                             B1         BB
            8,000,000      Term Loan, maturing April 30, 2008                                       8,085,000
                           SHOPPERS DRUG MART CORPORATION                  Baa3       BBB+
              811,765      Term Loan, maturing February 04, 2009                                      813,879
                           TRAVELCENTERS OF AMERICA, INC.                   Ba3        BB
            2,376,484      Term Loan, maturing November 14, 2008                                    2,387,625
                                                                                                -------------
                                                                                                   29,723,308
                                                                                                -------------
TELECOMMUNICATIONS EQUIPMENT: 4.2%
                           AMERICAN TOWER, L.P.                             B2         B
            8,756,739      Term Loan, maturing June 30, 2007                                        8,693,804
            1,659,646      Term Loan, maturing December 31, 2007                                    1,668,416
                           CROWN CASTLE OPERATING COMPANY                   Ba3        B-
           12,967,500      Term Loan, maturing March 15, 2008                                      13,001,073
                           PINNACLE TOWERS, INC.                            B1         D
            8,108,418      Term Loan, maturing October 31, 2005                                     8,071,257
                           SPECTRASITE COMMUNICATIONS, INC.                 B1         B+
            6,555,955      Term Loan, maturing December 31, 2007                                    6,598,981
                           TRIPOINT GLOBAL COMMUNICATIONS, INC.             NR         NR
            2,903,533      Term Loan, maturing May 31, 2006                                         2,787,391
                                                                                                -------------
                                                                                                   40,820,924
                                                                                                -------------
TEXTILES AND LEATHER: 2.6%
                      (2)  GALEY & LORD, INC.                              Caa2        NR
            2,692,043      Term Loan, maturing April 02, 2005                                       1,157,579
            1,927,515      Term Loan, maturing April 01, 2006                                         828,831
                           LEVI STRAUSS & COMPANY                           B1         BB
              466,667      Revolver, maturing March 31, 2006                                          446,833
            4,870,982      Term Loan, maturing July 31, 2006                                        4,835,974
                      (2)  MALDEN MILLS INDUSTRIES, INC.                    NR         NR
            8,958,296 (3)  Term Loan, maturing October 28, 2006                                     4,755,010
                           POLYMER GROUP, INC.                              NR         NR
            8,902,127      Term Loan, maturing December 31, 2006                                    8,557,170
                           TARGUS GROUP, INC.                               NR         NR
            3,284,012      Term Loan, maturing August 31, 2006                                      2,906,351
                           WILLIAM CARTER COMPANY                           Ba3        BB
            1,944,040      Term Loan, maturing September 08, 2008                                   1,954,571
                                                                                                -------------
                                                                                                   25,442,318
                                                                                                -------------

                 See Accompanying Notes to Financial Statements

                                                                             BANK LOAN
                                                                             RATINGS+
                                                                            (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P           VALUE
---------------------------------------------------------------------------------------------------------------
UTILITIES: 1.0%
                           CALPINE CONSTRUCTION FINANCE COMPANY, L.P.       NR         B+
        $   3,000,000      Term Loan, maturing February 26, 2009                                $     3,052,500
                           CALPINE CORPORATION                              Ba3         B
            2,000,000      Term Loan, maturing July 16, 2007                                          2,003,750
                           MICHIGAN ELECTRIC TRANSMISSION COMPANY          Baa2        BB+
            2,970,000      Term Loan, maturing May 01, 2007                                           2,979,899
                           PIKE ELECTRIC, INC.                              Ba3        BB-
            1,647,059      Term Loan, maturing April 18, 2010                                         1,658,898
                                                                                                ---------------
                                                                                                      9,695,047
                                                                                                ---------------
                           TOTAL SENIOR LOANS
                             (COST $1,429,444,118)                                              $ 1,372,978,553
                                                                                                ---------------

OTHER CORPORATE DEBT: 1.5%

DATA AND INTERNET SERVICES: 0.1%
                           ARCH WIRELESS HOLDINGS, INC.                     Ca         NR
              739,789 (3)  Subordinated Note, maturing May 15, 2009                                     813,768
FINANCE: 1.0%
                           VALUE ASSET MANAGEMENT, INC.                     B3          B
           10,000,000      Senior Subordinated Bridge Note,
                             maturing August 31, 2005                                                 9,600,000
HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                           BLOCK VISION HOLDINGS CORPORATION                NR         NR
               13,365      Junior Term Loan, maturing January 31, 2006                                       --
HOME AND OFFICE FURNISHINGS, HOUSEWARES: 0.0%
                           MP HOLDINGS, INC.                                NR         NR
               45,229      Subordinated Note, maturing March 14, 2007                                    42,967
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 0.3%
                           PAINT SUNDRY BRANDS                              B2         B+
            2,875,000      Subordinated Note, maturing August 11, 2008                                2,601,875
TEXTILES AND LEATHER: 0.1%
                           TARTAN TEXTILE SERVICES, INC.                    NR         NR
            1,332,583      Subordinated Note, maturing April 01, 2011                                 1,332,583
                                                                                                ---------------
                           TOTAL OTHER CORPORATE DEBT
                             (COST $14,232,242)                                                      14,391,193
                                                                                                ---------------

                           SECURITY DESCRIPTION                                                         VALUE
---------------------------------------------------------------------------------------------------------------
EQUITIES AND OTHER ASSETS: 4.4%

        (1), (@), (R)      Allied Digital Technologies Corporation
                             (Residual Interest in Bankruptcy Estate)                                   186,961
             (@), (R)      AM Cosmetics Corporation (Liquidation Interest)                                  100
             (@)           Arch Wireless Holdings, Inc. (102,124 Common Shares)                       1,052,898
             (@), (R)      Block Vision Holdings Corporation (571 Common Shares)                             --
        (2), (@), (R)      Boston Chicken, Inc. (Residual Interest in Boston Chicken
                             Plan Trust)                                                              8,014,961
             (@), (R)      Cedar Chemical (Liquidation Interest)                                             --

                 See Accompanying Notes to Financial Statements

                           SECURITY DESCRIPTION                                                      VALUE
---------------------------------------------------------------------------------------------------------------
             (@), (R)      Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                             Expires January 13, 2005)                                          $            --
             (@), (R)      Covenant Care, Inc. (Warrants for 26,901
                             Common Shares, Expires March 31, 2013)                                          --
                  (@)      Dan River, Inc. (127,306 Common Shares)                                      222,785
             (@), (R)      Decision One Corporation (350,059 Common Shares)                                  --
        (2), (@), (R)      Electro Mechanical Solutions (Residual Interest in Bankruptcy
                             Estate)                                                                      4,387
             (@), (R)      Enterprise Profit Solutions (Liquidation Interest)                                --
        (4), (@), (R)      Euro United Corporation (Residual Interest in Bankruptcy Estate)           4,466,250
        (2), (@), (R)      Exide Technologies (Warrants for 16,501 Common
                             Shares, Expires March 16, 2006)                                                165
             (@)           Genesis Health Ventures, Inc. (190,605 Common Shares)                      4,574,520
             (@)           Genesis Health Ventures, Inc. (2,223 Preferred Shares)                       200,070
             (@), (R)      Gevity HR (60,056 Common Shares)                                             941,078
        (2), (@), (R)      Grand Union Company (Residual Interest in Bankruptcy Estate)                  90,339
                  (@)        Hayes Lemmerz (73,835 Common Shares)                                     1,040,704
              (@)          Hayes Lemmerz (246 Preferred Shares)                                           3,467
             (@), (R)      Holmes Products Corporation (Warrants for 13,848,.56
                             Common Shares, Expires May 7, 2006)                                             --
        (2), (@), (R)      Humphreys, Inc. (Residual Interest in Bankruptcy Estate)                          --
             (@), (R)      IHDG Realty (300,141 Common Shares)                                                1
             (@), (R)      Imperial Home Decor Group, Inc. (300,141 Common Shares)                            1
        (2), (@), (R)      Insilco Technologies (Residual Interest in Bankruptcy Estate)                 43,482
             (@), (R)      Intera Group, Inc. (864 Common Shares)                                            --
        (2), (@), (R)      Kevco, Inc. (Residual Interest in Bankruptcy Estate)                         147,443
             (@)           Mariner Health Care, Inc. (126,525 Common Shares)                          1,050,158
             (@)           Microcell Telecommunications, Inc.
                             (2,473 1st Preferred Voting Shares)                                      1,823,931
             (@)           Microcell Telecommunications, Inc.
                             (171,635 1st Preferred Non-Voting Shares)                                   27,394
             (@)           Microcell Telecommunications, Inc.
                             (53,271 2nd Preferred Non-Voting Shares)                                   557,465
             (@), (R)      Morris Material Handling, Inc. (481,373 Common Shares)                       904,981
             (@), (R)      MP Holdings, Inc. (590 Common Shares)                                              6
             (@), (R)      Murray's Discount Auto Stores, Inc. (Escrow)                                 594,332
             (@), (R)      Neoplan USA Corporation (17,348 Common Shares)                                    --
             (@), (R)      Neoplan USA Corporation (1,814,180 Series B Preferred Shares)                     --
             (@), (R)      Neoplan USA Corporation (1,084,000 Series C Preferred Shares)                428,603
             (@), (R)      Neoplan USA Corporation (3,524,300 Series D Preferred Shares)              3,524,300
             (@), (R)      New Piper Aircraft (Residual Interest in Litigation Proceeds)                     --
             (@), (R)      New World Restaurant Group, Inc. (Warrants for 4,489
                             Common Shares, Expires June 15, 2006)                                       69,288
             (@), (R)      Safelite Glass Corporation (660,808 Common Shares)                         6,568,432
             (@), (R)      Safelite Realty (44,605 Common Shares)                                             1
             (@), (R)      Sarcom, Inc. (462,984 Common Shares)                                              --
             (@), (R)      Sarcom, Inc. (4,015 Preferred Shares)                                      1,391,287

                 See Accompanying Notes to Financial Statements

                           SECURITY DESCRIPTION                                                      VALUE
---------------------------------------------------------------------------------------------------------------
             (@), (R)      Scientific Games Corporation (48,930 Warrants for Class B
                             Non-Voting Common Shares, Expires October 2003)                    $       208,216
             (@), (R)      Soho Publishing (17,582 Common Shares)                                           176
             (@), (R)      Stellex Aerostructures, Inc. (11,130 Common Shares)                               --
             (@), (R)      Targus Group, Inc. (Warrants for 66,824 Common Shares,
                             Expires)                                                                        --
             (@), (R)      Tartan Textile Services, Inc. (23,449 Shares of Series D
                             Preferred Stock)                                                         2,344,900
             (@), (R)      Tartan Textile Services, Inc. (36,775 Shares of Series E
                             Preferred Stock)                                                         1,287,125
             (@), (R)      Teligent, Inc. (50 Common Shares)                                                 --
             (@), (R)      Tembec, Inc. (167,239 Common Shares)                                       1,138,623
        (1), (@), (R)      Transtar Metals (Residual Interest in Bankruptcy Estate)                          --
        (1), (@), (R)      TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)                        --
        (2), (@), (R)      U.S. Aggregates (Residual Interest in Bankruptcy Estate)                          --
        (2), (@), (R)      U.S. Office Products Company (Residual Interest in
                             Bankruptcy Estate)                                                              --
                                                                                                ---------------
                           TOTAL FOR EQUITIES AND OTHER ASSETS
                             (COST $51,600,661)                                                      42,908,829
                                                                                                ---------------

                           TOTAL INVESTMENTS
                             (COST$1,495,277,021)(5)                                  148.4%    $ 1,430,278,575
                           PREFERRED SHARES AND LIABILITIES IN EXCESS OF
                             CASH AND OTHER ASSETS, NET                               (48.4)       (466,532,151)
                                                                                      -----     ---------------
                           NET ASSETS                                                 100.0%    $   963,746,424
                                                                                      =====     ===============

----------
  (@)   Non-income producing security.
  (R)   Restricted security.
    * Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
   NR   Not Rated
    + Bank Loans rated below Baa3 by Moody's Investor Services, Inc. or BBB-by Standard & Poor's Group are considered to be below investment grade.
  (1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
  (2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
  (3)   Loan is on non-accrual basis.
  (4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
  (5) For federal income tax purposes, the cost of investment is $1,504,314,070 and net unrealized depreciation consists of the following:

                           Gross Unrealized Appreciation           $   14,099,727
                           Gross Unrealized Depreciation              (88,135,225)
                                                                   --------------
                               Net Unrealized Depreciation         $  (74,035,497)
                                                                   ==============

                 See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust held August 19, 2003, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

ING PRIME RATE TRUST, COMMON SHARES

1. To elect nine members of the Board of Trustees to represent the interests of the holders of the Common Shares of the Trust until the election and qualification of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

2. To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares -- Series M, T, W, TH, and F of the Trust -- until the election and qualification of their successors.

ING PRIME RATE TRUST

3. To ratify selection of KPMG LLP as the current independent auditor of the Trust.

4. To approve a Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., with no change in the advisor, the portfolio managers, or the overall management fee paid by the Trust.

5. To transact such other business as may properly come before the Annual Meeting or any adjournment(s) or postponement(s) thereof.

                                                                     SHARES VOTED       SHARES     BROKER   TOTAL SHARES
                          PROPOSAL           SHARES VOTED FOR     AGAINST OR WITHHELD  ABSTAINED  NON-VOTE      VOTED
                    ---------------------    ----------------     -------------------  ---------  --------  ------------
Common                 Paul S. Doherty          114,685,160            2,423,071              --     --      117,108,231
Shares                J. Michael Earley         114,782,052            2,326,179              --     --      117,108,231
Trustees            R. Barbara Gitenstein       114,708,163            2,400,068              --     --      117,108,231
                     Thomas J. McInerney        114,686,460            2,421,771              --     --      117,108,231
                      David W.C. Putnam         114,770,313            2,337,918              --     --      117,108,231
                       Blaine E. Rieke          114,692,561            2,415,670              --     --      117,108,231
                       John G. Turner           114,800,060            2,308,171              --     --      117,108,231
                      Roger B. Vincent          114,776,458            2,331,773              --     --      117,108,231
                    Richard A. Wedemeyer        114,695,507            2,412,724              --     --      117,108,231

Preferred Shares        Walter H. May                17,595                   62              --     --           17,657
Trustees                 Jock Patton                 17,580                   77              --     --           17,657

KPMG LLP                      3                 114,713,065            1,205,046       1,207,777     --      117,125,888

Sub-Advisory
Agreement                     4                 113,175,355            2,221,470       1,729,063     --      117,125,888

Such other
business                      5                 111,634,959            2,906,152       2,584,777     --      117,125,888

ADDITIONAL INFORMATION (Unaudited)

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of September 30, 2003 was 7,821 which does not include approximately 49,749 beneficial owners of shares held in the name of brokers of other nominees.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. A trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Trustees are listed below. The statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                                                                   NUMBER OF
                                                                          PRINCIPAL              PORTFOLIOS IN         OTHER
                                 POSITION(S)     TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH      AND LENGTH OF           DURING THE               OVERSEEN BY         HELD BY
          AND AGE             THE REGISTRANT(S)  TIME SERVED(1)        PAST FIVE YEARS              TRUSTEE           TRUSTEE
          -------             -----------------  --------------        ---------------              -------           -------
NON-INTERESTED TRUSTEES:

Paul S. Doherty(2)                 Trustee       November        Mr. Doherty is President and         116       None
7337 E. Doubletree Ranch Rd.                     1999 - present  Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                        Pillsbury and Murphy, P.C.,
Born: 1934                                                       Attorneys (1996 - Present);
                                                                 Director, Tambrands, Inc.
                                                                 (1993 - 1998); and Trustee of
                                                                 each of the funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation (1993 -
                                                                 1999).

J. Michael Earley(3)               Trustee       February        President and Chief Executive        116       None
7337 E. Doubletree Ranch Rd.                     2002 - present  Officer, Bankers Trust
Scottsdale, Arizona 85258                                        Company, N.A. (1992 -
Born: 1945                                                       Present).

R. Barbara Gitenstein(2)           Trustee       February        President, College of New            116       None
7337 E. Doubletree Ranch Rd.                     2002 - present  Jersey (1999 - Present).
Scottsdale, Arizona 85258                                        Formerly, Executive Vice
Born: 1948                                                       President and Provost, Drake
                                                                 University (1992 - 1998).

Walter H. May(2)                   Trustee       November        Retired. Formerly, Managing          116       Best Prep Charity
7337 E. Doubletree Ranch Rd.                     1999 - present  Director and Director of                       (1991 - Present).
Scottsdale, Arizona 85258                                        Marketing, Piper Jaffray,
Born: 1936                                                       Inc.; Trustee of each of the
                                                                 funds managed by Northstar
                                                                 Investment Management
                                                                 Corporation (1996 - 1999).

Jock Patton(2)                     Trustee       August          Private Investor (June 1997          116       Director, Hypercom,
7337 E. Doubletree Ranch Rd.                     1995 - present  - Present). Formerly Director                  Inc. (January 1999
Scottsdale, Arizona 85258                                        and Chief Executive Officer,                   - Present); JDA
Born: 1945                                                       Rainbow Multimedia Group, Inc.                 Software Group, Inc
                                                                 (January 1999 - December                       (January 1999 -
                                                                 2001); Director of Stuart                      Present); Buick of
                                                                 Entertainment, Inc.; Director                  Scottsdale, Inc.;
                                                                 of Artisoft, Inc. (1994                        National Airlines,
                                                                 - 1998).                                       Inc.

                                                                                                   NUMBER OF
                                                                          PRINCIPAL              PORTFOLIOS IN         OTHER
                                 POSITION(S)     TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH      AND LENGTH OF           DURING THE               OVERSEEN BY         HELD BY
          AND AGE             THE REGISTRANT(S)  TIME SERVED(1)        PAST FIVE YEARS              TRUSTEE           TRUSTEE
          -------             -----------------  --------------        ---------------              -------           -------
David W.C. Putnam(3)               Trustee       November        President and Director, F.L.         116       Director of F.L.
7337 E. Doubletree Ranch Rd.                     1999 - present  Putnam Securities Company,                     Putnam Securities
Scottsdale, Arizona 85258                                        Inc. and its affiliates;                       company, Inc. (June
Born: 1939                                                       President, Secretary and                       1978 to Present);
                                                                 Trustee, The Principled Equity                 F.L. Putnam
                                                                 Market Fund. Formerly,                         Investment Managment
                                                                 Trustee, Trust Realty Trust                    Company (December
                                                                 (December Corp.; Anchor                        2001 to Present);
                                                                 Investment Trust; Bow 2000 -                   Asian Amerrican Bank
                                                                 Present); Ridge Mining Company                 and Trust company
                                                                 and each of the F.L. Putnam                    (June 1992 to
                                                                 funds managed by Northstar                     Persent); and Notre
                                                                 Investment Foundation                          Dame Health Care
                                                                 Management Corporation (1994 -                 Center (1991 to
                                                                 1999).                                         Present). He is also
                                                                                                                a Trustee of The
                                                                                                                Principiled Equity
                                                                                                                Market Fund
                                                                                                                (November 1996 to
                                                                                                                Present); Anchor
                                                                                                                International Bond
                                                                                                                (December 2000 -
                                                                                                                Present);
                                                                                                                Progressive Capital
                                                                                                                Accumulation Trust
                                                                                                                (August 1998 -
                                                                                                                Present); Principled
                                                                                                                Equity Market Fund
                                                                                                                (November 1996 -
                                                                                                                Present), Mercy
                                                                                                                Endowment Foundation
                                                                                                                (1995 - Present);
                                                                                                                Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management Company
                                                                                                                (December 2001
                                                                                                                - Present); Asian
                                                                                                                American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (1991 -
                                                                                                                Present) F.L. Putnam
                                                                                                                Securities Company,
                                                                                                                Inc. (June 1978 -
                                                                                                                Present); and an
                                                                                                                Honorary Trustee,
                                                                                                                Mercy Hospital (1973
                                                                                                                - Present).

Blaine E. Rieke                    Trustee       February        General Partner, Huntington          116       Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                     2001 - present  Partners (January 1997 -                       Co. (January 1998 -
Scottsdale, Arizona 85258                                        Present). Chairman of the                      Present).
Born: 1933                                                       Board and Trustee of each of
                                                                 the funds managed by ING
                                                                 Investment Management Co. LLC
                                                                 (November 1998 - February
                                                                 2001).

Roger B. Vincent                   Trustee       February        President, Springwell                116       Director, AmeriGas
7337 E. Doubletree Ranch Rd.                     2002 - present  Corporation (1989 - Present).                  Propane, Inc. (1998
Scottsdale, Arizona 85258                                        Formerly, Director Tatham                      - Present).
Born: 1945                                                       Offshore, Inc. (1996 - 2000).

Richard A. Wedemeyer(3)            Trustee       February        Retired. Mr. Wedemeyer was           116       Touchstone
7337 E. Doubletree Ranch Rd.                     2001 - present  formerly Vice President -                      Consulting Group
Scottsdale, Arizona 85258                                        Finance and Administration,                    (1997 - Present).
Born: 1936                                                       Channel Corporation (June 1996
                                                                 - April 2002). Formerly
                                                                 Trustee, First Choice Funds
                                                                 (1997 - 2001); and of each of
                                                                 the funds managed by ING
                                                                 Investment Management Co. LLC
                                                                 (1998 - 2001).

                                                                                                   NUMBER OF
                                                                          PRINCIPAL              PORTFOLIOS IN         OTHER
                                 POSITION(S)     TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH      AND LENGTH OF           DURING THE               OVERSEEN BY         HELD BY
          AND AGE             THE REGISTRANT(S)  TIME SERVED(1)        PAST FIVE YEARS              TRUSTEE           TRUSTEE
          -------             -----------------  --------------        ---------------              -------           -------
INTERESTED TRUSTEES:

Thomas J. McInerney(4)             Trustee       February        Chief Executive Officer, ING         170       Director,
7337 E. Doubletree Ranch Rd.                     2001 - present  U.S. Financial Services                        Hemisphere, Inc.
Scottsdale, Arizona 85258                                        (September 2001 to present);                   (May 2003 -
Born: 1956                                                       General Manager and Chief                      Present). Director,
                                                                 Executive Officer, ING U.S.                    Equitable Life
                                                                 Worksite Financial Services                    Insurance Co.,
                                                                 (December 2000 to present);                    Golden American Life
                                                                 Member, ING Americas Executive                 Insurance Co., Life
                                                                 Committee (2001 to present);                   Insurance Company of
                                                                 President, Chief Executive                     Georgia, Midwestern
                                                                 Officer and Director of                        United Life
                                                                 Northern Life Insurance                        Insurance Co.,
                                                                 Company (2001 to present), ING                 ReliaStar Life
                                                                 Aeltus Holding Company, Inc.                   Insurance Co.,
                                                                 (2000 to present), ING Retail                  Security Life of
                                                                 Holding Company (1998 to                       Denver, Security
                                                                 present). Formerly, ING Life                   Connecticut Life
                                                                 Insurance and Annuity Company                  Insurance Co.,
                                                                 (1997 to November 2002), ING                   Southland Life
                                                                 Retirement Holdings, Inc.                      Insurance Co., USG
                                                                 (1997 to March 2003); General                  Annuity and Life
                                                                 Manager and Chief Executive                    Company, and United
                                                                 Officer, ING Worksite Division                 Life and Annuity
                                                                 (December 2000 to October                      Insurance Co. Inc.
                                                                 2001), President, ING-SCI,                     (March 2001 -
                                                                 Inc. (August 1997 to December                  Present); Trustee,
                                                                 2000); President, Aetna                        Ameribest Life
                                                                 Financial Services (August                     Insurance Co.,
                                                                 1997 to December 2000); and                    (2001-2003);
                                                                 has held a variety of line and                 Trustee, First
                                                                 corporate staff positions                      Columbine Life
                                                                 since 1978.                                    Insurance Co.,
                                                                                                                (2001-2002); Member
                                                                                                                of the Board,
                                                                                                                National Commission
                                                                                                                on Retirement
                                                                                                                Policy,
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

John G. Turner(5)                  Trustee       November        Chairman, Hillcrest Capital          116       Director, Hormel
7337 E. Doubletree Ranch Rd.                     1999 - present  Partners (May 2002 - Present);                 Foods Corporation
Scottsdale, Arizona 85258                                        President, Turner Investment                   (March 2000
Born: 1939                                                       Company (January 2002 -                        - Present); Shopko
                                                                 Present). Mr. Turner was                       Stores, Inc. (August
                                                                 formerly Vice Chairman of ING                  1999 - Present); and
                                                                 Americas (2000 - 2002);                        M.A. Mortenson
                                                                 Chairman and Chief Executive                   Company (March 2002
                                                                 Officer of ReliaStar Financial                 - Present).
                                                                 Corp.

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                          PRINCIPAL
                                                                  TERM OF OFFICE                        OCCUPATION(S)
         NAME, ADDRESS              POSITION(S) HELD               AND LENGTH OF                         DURING THE
            AND AGE                  WITH THE TRUST               TIME SERVED(1)                       PAST FIVE YEARS
            -------                 ----------------              --------------                       ---------------
OFFICERS:

James M. Hennessy              President and Chief          February 2001 - present      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer                                         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258                                                                Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Chief Operating Officer      June 2000 - present          Investments, LLC, Lexington Funds
                                                                                         Distributor, Inc., Express America T.C.
                               Senior Executive Vice        June 2000 - February 2001    Inc. and EAMC Liquidation Corp. (since
                               President                                                 December 2001); Executive Vice President
                                                                                         and Chief Operating Officer of ING Funds
                               Secretary                    April 1995 - February 2001   Distributor, LLC (since June 2000).

Michael J. Roland              Executive Vice President     February 2002 - present      Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                                   Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258                                                                Services, LLC, ING Funds Distributor, LLC,
Born: 1958                     Chief Financial Officer      June 1998 - present          ING Advisors, Inc., ING Investments, LLC
                                                                                         (December 2001 to present), Lexington Funds
                               Senior Vice President        June 1998 - February 2002    Distributor, Inc., Express America T.C.
                                                                                         Inc. and EAMC Liquidation Corp. (since
                                                                                         December 2001). Formerly, Executive Vice
                                                                                         President, Chief Financial Officer and
                                                                                         Treasurer of ING Quantitative Management,
                                                                                         Inc. (December 2001 to October 2002); and
                                                                                         Senior Vice President, ING Funds Services,
                                                                                         LLC, ING Investments, LLC, and ING Funds
                                                                                         Distributor, LLC (June 1998 to December
                                                                                         2001).

Robert S. Naka                 Senior Vice President        November 1999 - present      Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                                             Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258      Assistant Secretary          July 1996 - present          Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                               ING Investments, LLC (October 2001 to
                                                                                         present) and Lexington Funds Distributor,
                                                                                         Inc. (since December 2001). Formerly,
                                                                                         Senior Vice President and Assistant
                                                                                         Secretary for ING Quantitative Management,
                                                                                         Inc. (October 2001 to October 2002); Vice
                                                                                         President, ING Investments, LLC (April 1997
                                                                                         to October 1999), and ING Funds Services,
                                                                                         LLC (February 1997 to August 1999).

Daniel Norman                  Senior Vice President        April 1995 - present         Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                             (since December 1994); ING Funds
Scottsdale, Arizona 85258      Treasurer                    June 1997 - present          Distributor, LLC (since December 1995); has
Born: 1957                                                                               served as an officer of other affiliates of
                                                                                         ING since February 1992.

Jeffrey A. Bakalar             Senior Vice President        November 1999 - present      Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                             (since November 1999). Formerly Vice
Scottsdale, Arizona 85258                                                                President and Assistant Portfolio Manager,
Born: 1959                                                                               ING Investments, LLC (February 1998 -
                                                                                         November 1999).

                                                                                                          PRINCIPAL
                                                                  TERM OF OFFICE                        OCCUPATION(S)
         NAME, ADDRESS              POSITION(S) HELD               AND LENGTH OF                         DURING THE
            AND AGE                  WITH THE TRUST               TIME SERVED(1)                       PAST FIVE YEARS
            -------                 ----------------              --------------                       ---------------
Elliot Rosen                   Senior Vice President        May 2002 - present           Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                             (since February 1999). Formerly, Senior
Scottsdale, Arizona 85258                                                                Vice President IPS-Sendero (May 1997
Born: 1953                                                                               - February 1999).

William H. Rivoir III          Senior Vice President and    February 2001 - present      Senior Vice President and Secretary of ING
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                       Capital Corporation, LLC and ING Funds
Scottsdale, Arizona 85258                                                                Services, LLC (since February 2001). ING
Born: 1951                                                                               Funds Distributor, LLC, ING Advisors, Inc.,
                                                                                         ING Investments, LLC, and Lexington Funds
                                                                                         Distributor, Inc., ING Pilgrim Funding,
                                                                                         Inc., Pilgrim America Financial, Inc.,
                                                                                         Express America TC, Inc. and EAMC
                                                                                         Liquidation Corp. (since December 2001).
                                                                                         Formerly, Senior Vice President and
                                                                                         Assistant Secretary of ING Quantitative
                                                                                         Management, Inc. (October 2001 to October
                                                                                         2002) and ING Funds Services, LLC (since
                                                                                         June 1998). ING Investments, LLC, and
                                                                                         Pilgrim America Financial, Inc. (since
                                                                                         February 1999), Senior Vice President of
                                                                                         ING Investments, LLC (since December 1998)
                                                                                         and Assistant Secretary of ING Funds
                                                                                         Distributor, LLC (since February 1999) and
                                                                                         ING Investments, LLC (since June 1998).
                                                                                         America TC, Inc. and EAMC Liquidation Corp.
                                                                                         (since December 2001). Formerly, Senior
                                                                                         Vice President and Assistant Secretary of
                                                                                         ING Funds Services, LLC (since June 1998),
                                                                                         ING Investments, LLC, and Pilgrim America
                                                                                         Financial, Inc. (since February 1999),
                                                                                         Senior Vice President of ING Investments,
                                                                                         LLC (since December 1998) and Assistant
                                                                                         Secretary of ING Funds Distributor, LLC
                                                                                         (since February 1999) and ING Investments,
                                                                                         LLC (since June 1998).

Curtis F. Lee                  Senior Vice President and    February 2002 - present      Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                      Officer of Senior Loans of ING Investments,
Scottsdale, Arizona 85258                                                                LLC (since August 1999). Formerly, held a
Born: 1955                                                                               series of positions with Standard Chartered
                                                                                         Bank in the credit approval and problem
                                                                                         loan management functions (August 1992 -
                                                                                         June 1999).

Kimberly A. Anderson           Vice President               February 2001 - present      Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.                                                             ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258      Secretary                    February 2001 - August       Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                  2003                         Investments, LLC (since October 2001) and
                                                                                         Lexington Funds Distributor, Inc. (since
                                                                                         December 2001). Formerly, Vice President
                                                                                         for ING Quantitative Management, Inc.
                                                                                         (October 2001 to October 2002); Assistant
                                                                                         Vice President of ING Funds Services, LLC
                                                                                         (November 1999 to January 2001) and has
                                                                                         held various other positions with ING Funds
                                                                                         Services, LLC for more than the last five
                                                                                         years.

                                                                                                          PRINCIPAL
                                                                  TERM OF OFFICE                        OCCUPATION(S)
         NAME, ADDRESS              POSITION(S) HELD               AND LENGTH OF                         DURING THE
            AND AGE                  WITH THE TRUST               TIME SERVED(1)                       PAST FIVE YEARS
            -------                 ----------------              --------------                       ---------------
Robyn L. Ichilov               Vice President               November 1997 - present      Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                                             (October 2001 to present) and ING
Scottsdale, Arizona 85258                                                                Investments, LLC (August 1997 to present);
Born: 1967                                                                               Accounting Manager, ING Investments, LLC
                                                                                         (November 1995 to present).

J. David Greenwald             Vice President               August 2003 - present        Vice President of Mutual Fund Compliance of
7337 E. Doubletree Ranch Rd.                                                             ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                                Present). Formerly Assistant Treasurer and
Born: 1957                                                                               Director of Mutual Fund Compliance and
                                                                                         Operations of American Skandia, A
                                                                                         Prudential Financial Company (October 1996
                                                                                         - May 2003).

Lauren D. Bensinger            Vice President               March 2003 - present         Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                             Officer, ING Funds Distributor, LLC. (July
Scottsdale, Arizona 85258                                                                1995 to Present); Vice President (February
Born: 1957                                                                               1996 to Present) and Chief Compliance
                                                                                         Officer (October 2001 to Present) ING
                                                                                         Investments, LLC; Vice President and Chief
                                                                                         Compliance Off

Huey P. Falgout                Secretary                    August 2003 - present        Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                             (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                                Associate General Counsel of AIG American
Born: 1963                                                                               General (January 1999 - November 2002) and
                                                                                         Associate General Counsel of Van Kampen,
                                                                                         Inc. (April 1992 - January 1999).

Todd Modic                     Vice President               August 2003 - present        Vice President of Financial Reporting-Fund
7337 E. Doubletree Ranch Rd.                                                             Accounting of ING Funds Services, LLC
Scottsdale, Arizona 85258      Assistant Vice President     February 2002 - August       (September 2002 to present). Director of
Born: 1967                                                  2003                         Financial Reporting of ING Investments, LLC
                                                                                         (March 2001 to September 2002). Formerly,
                                                                                         Director of Financial Reporting, Axient
                                                                                         Communications, Inc. (May 2000 to January
                                                                                         2001) and Director of Finance, Rural/Metro
                                                                                         Corporation (March 1995 to May 2000).

Susan P. Kinens                Assistant Vice President     February 2003 - present      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                                   Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                (December 2002 - Present); and has held
Born: 1976                                                                               various other positions with ING Funds
                                                                                         Services, LLC for more than the last five
                                                                                         years.

Maria M. Anderson              Assistant Vice President     August 2001 - present        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                             Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                                Formerly, Manager of Fund Accounting and
Born: 1958                                                                               Fund Compliance, ING Investments, LLC
                                                                                         (September 1999 to November 2001); and
                                                                                         Section Manager of Fund Accounting, Stein
                                                                                         Roe Mutual Funds (July 1998 to August
                                                                                         1999).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Form N-PX (Proxy Voting Record) will be available without charge, upon request, by calling 800-992-0180 on or about 8/31/04; and on the fund's website at www.ingfunds.com; and on the SEC's website www.sec.gov.


[ING FUNDS LOGO]
                                                               PRTSAR0803-102903

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)     Not  applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING PRIME RATE TRUST

By  /s/ James M. Hennessy
   -----------------------------------------------------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date November 6, 2003
     ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   -----------------------------------------------------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date November 6, 2003
     ---------------------------------------------------------------------------


By  /s/ Michael J. Roland
   -----------------------------------------------------------------------------
       Michael J. Roland
       Executive Vice President and Chief Financial Officer

Date November 6, 2003
     ---------------------------------------------------------------------------